UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and

Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	329	106,083
AutoNation, Inc.*	68	3,421
AutoZone, Inc.*	29	14,780
Bed Bath & Beyond, Inc.*	176	11,586
Best Buy Co., Inc.	254	8,532
BorgWarner, Inc.	199	10,469
Cablevision Systems Corp. Cl A	188	3,292
CarMax, Inc.*	191	8,872
Carnival Corp.	385	15,465
CBS Corp. Cl B	424	22,684
Chipotle Mexican Grill, Inc.*	27	17,998
Coach, Inc.	239	8,511
Comcast Corp. Cl A	2,251	121,059
D.R. Horton, Inc.	291	5,971
Darden Restaurants, Inc.	114	5,866
Delphi Automotive PLC	262	16,071
DIRECTV*	436	37,723
Discovery Communications, Inc. Cl A*	129	4,876
Discovery Communications, Inc. Cl C*	238	8,873
Disney (Walt) Co.	1,367	121,704
Dollar General Corp.*	263	16,072
Dollar Tree, Inc.*	179	10,037
Expedia, Inc.	88	7,711
Family Dollar Stores, Inc.	83	6,411
Ford Motor Co.	3,353	49,591
Fossil Group, Inc.*	41	3,850
GameStop Corp. Cl A	100	4,120
Gannett Co., Inc.	195	5,786
Gap, Inc.	237	9,881
Garmin Ltd.	107	5,563
General Motors Co.	1,180	37,689
Genuine Parts Co.	134	11,753
Goodyear Tire & Rubber Co.	243	5,488
H&R Block, Inc.	239	7,411
Harley-Davidson, Inc.	189	11,000
Harman Int’l. Industries, Inc.	59	5,784
Hasbro, Inc.	99	5,445
Home Depot, Inc.	1,170	107,336
Interpublic Group of Cos., Inc.	368	6,742
Johnson Controls, Inc.	578	25,432
Kohl’s Corp.	179	10,924
L Brands, Inc.	214	14,334
Leggett & Platt, Inc.	120	4,190
Lennar Corp. Cl A	157	6,096
Lowe’s Cos., Inc.	857	45,352
Macy’s, Inc.	309	17,978
Marriott International, Inc. Cl A	189	13,211
Mattel, Inc.	295	9,042
McDonald’s Corp.	846	80,209
Michael Kors Hldgs. Ltd.*	180	12,850
Mohawk Industries, Inc.*	54	7,280
Netflix, Inc.*	52	23,461
Newell Rubbermaid, Inc.	238	8,190
News Corp. Cl A*	433	7,080
NIKE, Inc. Cl B	614	54,769
Nordstrom, Inc.	124	8,478

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

O’Reilly Automotive, Inc.*	91	13,683
Omnicom Group, Inc.	220	15,149
PetSmart, Inc.	87	6,098
Priceline Group Inc.*	45	52,136
Pulte Homes, Inc.	297	5,245
PVH Corp.	71	8,602
Ralph Lauren Corp.	53	8,731
Ross Stores, Inc.	184	13,907
Scripps Networks Interactive, Inc. Cl A	91	7,106
Staples, Inc.	554	6,703
Starbucks Corp.	651	49,124
Starwood Hotels & Resorts	165	13,730
Target Corp.	551	34,537
Tiffany & Co.	97	9,342
Time Warner Cable, Inc.	243	34,868
Time Warner, Inc.	742	55,806
TJX Cos., Inc.	608	35,975
Tractor Supply Co.	121	7,443
TripAdvisor, Inc.*	97	8,868
Twenty-First Century Fox, Inc. Cl A	1,625	55,721
Under Armour, Inc. Cl A*	145	10,020
Urban Outfitters, Inc.*	89	3,266
V.F. Corp.	300	19,809
Viacom, Inc. Cl B	330	25,390
Whirlpool Corp.	67	9,759
Wyndham Worldwide Corp.	109	8,857
Wynn Resorts Ltd.	71	13,283
Yum! Brands, Inc.	381	27,424

		1,780,964

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	1,722	79,109
Archer-Daniels-Midland Co.	566	28,923
Avon Products, Inc.	378	4,763
Brown-Forman Corp. Cl B	138	12,450
Campbell Soup Co.	156	6,666
Clorox Co.	112	10,756
Coca-Cola Co.	3,430	146,324
Coca-Cola Enterprises, Inc.	195	8,650
Colgate-Palmolive Co.	749	48,850
ConAgra Foods, Inc.	364	12,027
Constellation Brands, Inc. Cl A*	146	12,725
Costco Wholesale Corp.	381	47,747
CVS Health Corp.	1,009	80,306
Dr. Pepper Snapple Group, Inc.	170	10,933
Estee Lauder Cos., Inc. Cl A	195	14,570
General Mills, Inc.	533	26,890
Hershey Co.	130	12,406
Hormel Foods Corp.	117	6,013
J.M. Smucker Co.	89	8,810
Kellogg Co.	222	13,675
Keurig Green Mountain, Inc.	106	13,794
Kimberly-Clark Corp.	326	35,068
Kraft Foods Group, Inc.	521	29,384
Kroger Co.	429	22,308
Lorillard, Inc.	315	18,872
McCormick & Co., Inc.	114	7,627
Mead Johnson Nutrition Co.	176	16,935
Molson Coors Brewing Co. Cl B	139	10,347
Mondelez International, Inc. Cl A	1,472	50,438
Monster Beverage Corp.*	125	11,459
PepsiCo, Inc.	1,308	121,762

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Philip Morris Int’l., Inc.	1,357	113,174
Proctor & Gamble Co.	2,354	197,124
Reynolds American, Inc.	269	15,871
Safeway, Inc.	201	6,894
Sysco Corp.	510	19,355
Tyson Foods, Inc. Cl A	256	10,079
Wal-Mart Stores, Inc.	1,364	104,305
Walgreen Co.	768	45,519
Whole Foods Market, Inc.	318	12,119

		1,455,027

ENERGY (5.7%)
Anadarko Petroleum Corp.	439	44,532
Apache Corp.	332	31,165
Baker Hughes, Inc.	378	24,593
Cabot Oil & Gas Corp.	363	11,866
Cameron International Corp.*	177	11,749
Chesapeake Energy Corp.	450	10,346
Chevron Corp.	1,651	196,997
Cimarex Energy Co.	75	9,490
ConocoPhillips	1,064	81,417
CONSOL Energy, Inc.	200	7,572
Denbury Resources, Inc.	306	4,599
Devon Energy Corp.	334	22,772
Diamond Offshore Drilling, Inc.	59	2,022
Ensco PLC Cl A	206	8,510
EOG Resources, Inc.	476	47,134
EQT Corp.	132	12,083
Exxon Mobil Corp.	3,708	348,732
FMC Technologies, Inc.*	204	11,079
Halliburton Co.	735	47,415
Helmerich & Payne, Inc.	94	9,200
Hess Corp.	228	21,505
Kinder Morgan, Inc.	571	21,892
Marathon Oil Corp.	583	21,915
Marathon Petroleum Corp.	244	20,659
Murphy Oil Corp.	146	8,309
Nabors Industries Ltd.	251	5,713
National Oilwell Varco, Inc.	374	28,461
Newfield Exploration Co.*	118	4,374
Noble Corp. PLC	223	4,955
Noble Energy, Inc.	312	21,328
Occidental Petroleum Corp.	675	64,901
ONEOK, Inc.	180	11,799
Phillips 66	486	39,517
Pioneer Natural Resources Co.	125	24,621
QEP Resources, Inc.	144	4,432
Range Resources Corp.	147	9,968
Schlumberger Ltd.	1,131	115,011
Southwestern Energy Co.*	310	10,835
Spectra Energy Corp.	582	22,849
Tesoro Corp.	111	6,769
Transocean Ltd.	300	9,591
Valero Energy Corp.	456	21,099
Williams Cos., Inc.	586	32,435

		1,476,211

FINANCIALS (9.8%)
ACE Ltd.	293	30,727
Affiliated Managers Group, Inc.*	49	9,818
Aflac, Inc.	395	23,009
Allstate Corp.	378	23,198
American Express Co.	784	68,631

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

American Int’l. Group, Inc.	1,241	67,039
American Tower Corp.	347	32,490
Ameriprise Financial, Inc.	164	20,234
Aon PLC	256	22,444
Apartment Investment & Management Co. Cl A	127	4,041
Assurant, Inc.	62	3,987
AvalonBay Communities, Inc.	113	15,930
Bank of America Corp.	9,173	156,400
Bank of New York Mellon Corp.	984	38,110
BB&T Corp.	621	23,107
Berkshire Hathaway, Inc. Cl B*	1,583	218,676
BlackRock, Inc.	109	35,787
Boston Properties, Inc.	133	15,396
Capital One Financial Corp.	485	39,586
CBRE Group, Inc.*	242	7,197
Charles Schwab Corp.	999	29,361
Chubb Corp.	210	19,127
Cincinnati Financial Corp.	128	6,022
Citigroup, Inc.	2,639	136,753
CME Group, Inc.	276	22,068
Comerica, Inc.	157	7,828
Crown Castle International Corp.	291	23,434
Discover Financial Svcs.	402	25,885
E*Trade Financial Corp.*	250	5,648
Equity Residential	313	19,275
Essex Property Trust, Inc.	55	9,831
Fifth Third Bancorp	723	14,474
Franklin Resources, Inc.	347	18,950
General Growth Pptys., Inc.	545	12,835
Genworth Hldgs., Inc. Cl A*	434	5,685
Goldman Sachs Group, Inc.	360	66,085
Hartford Financial Svcs. Group, Inc.	390	14,528
HCP, Inc.	400	15,884
Health Care REIT, Inc.	283	17,651
Host Hotels & Resorts, Inc.	661	14,099
Hudson City Bancorp, Inc.	414	4,024
Huntington Bancshares, Inc.	712	6,928
Intercontinental Exchange Inc	100	19,505
Invesco Ltd.	377	14,884
Iron Mountain, Inc.	149	4,865
iShares Core S&P 500 ETF	202	40,049
JPMorgan Chase & Co.	3,271	197,045
KeyCorp	765	10,197
Kimco Realty Corp.	356	7,800
Legg Mason, Inc.	89	4,553
Leucadia National Corp.	278	6,628
Lincoln National Corp.	226	12,109
Loews Corp.	265	11,040
M&T Bank Corp.	114	14,055
Marsh & McLennan Cos., Inc.	476	24,914
McGraw-Hill Financial, Inc.	236	19,930
MetLife, Inc.	973	52,270
Moody’s Corp.	162	15,309
Morgan Stanley	1,332	46,047
Nasdaq OMX Group, Inc.	103	4,369
Navient Corp.	365	6,464
Northern Trust Corp.	193	13,130
People’s United Financial, Inc.	269	3,892
Plum Creek Timber Co., Inc.	154	6,008
PNC Financial Svcs. Grp., Inc.	467	39,966
Principal Financial Grp., Inc.	237	12,435

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Progressive Corp.	470	11,882
ProLogis, Inc.	434	16,362
Prudential Financial, Inc.	398	35,000
Public Storage	126	20,896
Regions Financial Corp.	1,198	12,028
Simon Property Group, Inc.	270	44,393
State Street Corp.	370	27,236
SunTrust Banks, Inc.	459	17,456
T. Rowe Price Group, Inc.	229	17,954
The Macerich Co.	122	7,787
Torchmark Corp.	114	5,970
Travelers Cos., Inc.	295	27,712
U.S. Bancorp	1,553	64,962
Unum Group	222	7,632
Ventas, Inc.	256	15,859
Vornado Realty Trust	152	15,194
Wells Fargo & Co.	4,130	214,223
Weyerhaeuser Co.	460	14,656
XL Group PLC	232	7,695
Zions Bancorporation	173	5,027

		2,529,570

HEALTH CARE (8.2%)
Abbott Laboratories	1,302	54,150
AbbVie, Inc.	1,383	79,882
Actavis PLC*	230	55,415
Aetna, Inc.	311	25,191
Agilent Technologies, Inc.	290	16,524
Alexion Pharmaceuticals, Inc.*	171	28,355
Allergan, Inc.	260	46,329
AmerisourceBergen Corp.	185	14,301
Amgen, Inc.	655	92,001
Bard (C.R.), Inc.	66	9,419
Baxter International, Inc.	474	34,019
Becton, Dickinson & Co.	168	19,120
Biogen Idec, Inc.*	204	67,485
Boston Scientific Corp.*	1,155	13,641
Bristol-Myers Squibb Co.	1,431	73,239
Cardinal Health, Inc.	291	21,802
CareFusion Corp.*	177	8,009
Celgene Corp.*	689	65,303
Cerner Corp.*	263	15,667
CIGNA Corp.	230	20,859
Covidien PLC	392	33,912
DaVita HealthCare Partners, Inc.*	150	10,971
DENTSPLY International, Inc.	123	5,609
Edwards Lifesciences Corp.*	92	9,398
Express Scripts Hldg. Co.*	651	45,980
Gilead Sciences, Inc.*	1,318	140,301
Hospira, Inc.*	146	7,596
Humana, Inc.	134	17,459
Intuitive Surgical, Inc.*	32	14,778
Johnson & Johnson	2,452	261,354
Laboratory Corp. of America Hldgs.*	74	7,530
Lilly (Eli) & Co.	852	55,252
Mallinckrodt PLC*	98	8,835
McKesson Corp.	201	39,129
Medtronic, Inc.	849	52,596
Merck & Co., Inc.	2,497	148,022
Mylan, Inc.*	328	14,921
Patterson Cos., Inc.	74	3,066
PerkinElmer, Inc.	98	4,273

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Perrigo Co. PLC	116	17,422
Pfizer, Inc.	5,514	163,049
Quest Diagnostics, Inc.	125	7,585
Regeneron Pharmaceuticals, Inc.*	65	23,434
St. Jude Medical, Inc.	250	15,033
Stryker Corp.	261	21,076
Tenet Healthcare Corp.*	84	4,989
Thermo Fisher Scientific, Inc.	348	42,352
UnitedHealth Group, Inc.	843	72,709
Universal Health Svcs., Inc. Cl B	79	8,256
Varian Medical Systems, Inc.*	90	7,211
Vertex Pharmaceuticals, Inc.*	202	22,687
Waters Corp.*	74	7,335
WellPoint, Inc.	240	28,709
Zimmer Hldgs., Inc.	147	14,781
Zoetis, Inc.	432	15,962

		2,114,283

INDUSTRIALS (6.1%)
3M Co.	562	79,624
Allegion PLC	84	4,002
AMETEK, Inc.	213	10,695
Boeing Co.	581	74,008
Caterpillar, Inc.	546	54,070
Cintas Corp.	85	6,000
CSX Corp.	867	27,796
Cummins, Inc.	149	19,665
Danaher Corp.	528	40,117
Deere & Co.	314	25,745
Delta Air Lines, Inc.	739	26,715
Dover Corp.	145	11,648
Dun & Bradstreet Corp.	32	3,759
Eaton Corp. PLC	414	26,235
Emerson Electric Co.	606	37,923
Equifax, Inc.	106	7,922
Expeditors Int’l. of Wash.	169	6,858
Fastenal Co.	237	10,641
FedEx Corp.	230	37,134
Flowserve Corp.	119	8,392
Fluor Corp.	137	9,150
General Dynamics Corp.	277	35,204
General Electric Co.	8,699	222,863
Grainger (W.W.), Inc.	53	13,337
Honeywell International, Inc.	680	63,322
Illinois Tool Works, Inc.	318	26,846
Ingersoll-Rand PLC	234	13,188
Jacobs Engineering Group, Inc.*	116	5,663
Joy Global, Inc.	87	4,745
Kansas City Southern	95	11,514
L-3 Communications Hldgs., Inc.	75	8,919
Lockheed Martin Corp.	233	42,588
Masco Corp.	315	7,535
Nielsen N.V.	262	11,614
Norfolk Southern Corp.	269	30,020
Northrop Grumman Corp.	180	23,717
PACCAR, Inc.	309	17,574
Pall Corp.	94	7,868
Parker Hannifin Corp.	130	14,840
Pentair PLC	168	11,002
Pitney Bowes, Inc.	176	4,398
Precision Castparts Corp.	125	29,610
Quanta Services, Inc.*	189	6,859

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Raytheon Co.	269	27,336
Republic Services, Inc.	220	8,584
Robert Half Int’l., Inc.	119	5,831
Robinson (C.H.) Worldwide, Inc.	128	8,489
Rockwell Automation, Inc.	120	13,186
Rockwell Collins, Inc.	114	8,949
Roper Industries, Inc.	86	12,581
Ryder System, Inc.	46	4,139
Snap-on, Inc.	50	6,054
Southwest Airlines Co.	601	20,296
Stanley Black & Decker, Inc.	135	11,987
Stericycle, Inc.*	74	8,625
Textron, Inc.	242	8,710
The ADT Corp.	153	5,425
Tyco International Ltd.	388	17,293
Union Pacific Corp.	781	84,676
United Parcel Service, Inc. Cl B	612	60,153
United Rentals, Inc.*	83	9,221
United Technologies Corp.	741	78,250
Waste Management, Inc.	377	17,919
Xylem, Inc.	160	5,678

		1,564,707

INFORMATION TECHNOLOGY (11.6%)
Accenture Ltd. Cl A	552	44,889
Adobe Systems, Inc.*	417	28,852
Akamai Technologies, Inc.*	157	9,389
Alliance Data Systems Corp.*	48	11,917
Altera Corp.	268	9,589
Amphenol Corp. Cl A	136	13,581
Analog Devices, Inc.	273	13,511
Apple, Inc.	5,207	524,600
Applied Materials, Inc.	1,059	22,885
Autodesk, Inc.*	200	11,020
Automatic Data Processing, Inc.	420	34,894
Avago Technologies Ltd.	218	18,966
Broadcom Corp. Cl A	472	19,078
CA, Inc.	281	7,851
Cisco Systems, Inc.	4,442	111,805
Citrix Systems, Inc.*	144	10,273
Cognizant Technology Solutions*	531	23,773
Computer Sciences Corp.	127	7,766
Corning, Inc.	1,128	21,816
eBay, Inc.*	985	55,781
Electronic Arts, Inc.*	273	9,722
EMC Corp.	1,773	51,878
F5 Networks, Inc.*	66	7,837
Facebook, Inc. Cl A*	1,698	134,210
Fidelity Nat’l. Information Svcs., Inc.	248	13,962
First Solar, Inc.*	65	4,278
Fiserv, Inc.*	217	14,026
FLIR Systems, Inc.	124	3,886
Google, Inc. Cl A*	246	144,749
Google, Inc. Cl C*	246	142,031
Harris Corp.	92	6,109
Hewlett-Packard Co.	1,622	57,532
Int’l. Business Machines Corp.	808	153,383
Intel Corp.	4,305	149,900
Intuit, Inc.	247	21,650
Jabil Circuit, Inc.	174	3,510
Juniper Networks, Inc.	350	7,753
KLA-Tencor Corp.	144	11,344

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Lam Research Corp.	141	10,533
Linear Technology Corp.	208	9,233
MasterCard, Inc. Cl A	857	63,349
Microchip Technology, Inc.	174	8,218
Micron Technology, Inc.*	947	32,444
Microsoft Corp.	7,153	331,608
Motorola Solutions, Inc.	192	12,150
NetApp, Inc.	280	12,029
NVIDIA Corp.	451	8,321
Oracle Corp.	2,828	108,256
Paychex, Inc.	284	12,553
QUALCOMM, Inc.	1,460	109,164
Red Hat, Inc.*	165	9,265
Salesforce.com, inc.*	492	28,305
SanDisk Corp.	197	19,296
Seagate Technology PLC	288	16,494
Symantec Corp.	603	14,177
TE Connectivity Ltd.	359	19,849
Teradata Corp.*	137	5,743
Texas Instruments, Inc.	924	44,066
Total System Services, Inc.	144	4,458
VeriSign, Inc.*	100	5,512
Visa, Inc. Cl A	429	91,536
Western Digital Corp.	193	18,783
Western Union Co.	465	7,459
Xerox Corp.	938	12,410
Xilinx, Inc.	234	9,910
Yahoo!, Inc.*	796	32,437

		2,997,554

MATERIALS (2.0%)
Air Products & Chemicals, Inc.	166	21,610
Airgas, Inc.	58	6,418
Alcoa, Inc.	1,020	16,412
Allegheny Technologies, Inc.	93	3,450
Avery Dennison Corp.	82	3,661
Ball Corp.	120	7,592
Bemis Co., Inc.	87	3,308
CF Industries Hldgs., Inc.	43	12,006
Dow Chemical Co.	971	50,919
Du Pont (E.I.) de Nemours & Co.	791	56,762
Eastman Chemical Co.	130	10,516
Ecolab, Inc.	234	26,870
FMC Corp.	116	6,634
Freeport-McMoRan Copper & Gold, Inc.	910	29,712
Int’l. Flavors & Fragrances, Inc.	70	6,712
International Paper Co.	372	17,759
LyondellBasell Inds. N.V. Cl A	368	39,987
Martin Marietta Materials, Inc.	54	6,963
MeadWestvaco Corp.	146	5,977
Monsanto Co.	456	51,305
Newmont Mining Corp.	438	10,096
Nucor Corp.	278	15,090
Owens-Illinois, Inc.*	143	3,725
PPG Industries, Inc.	120	23,609
Praxair, Inc.	255	32,895
Sealed Air Corp.	184	6,418
Sherwin-Williams Co.	73	15,986
Sigma-Aldrich Corp.	104	14,145
The Mosaic Co.	279	12,390
Vulcan Materials Co.	114	6,866

		525,793

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	4,504	158,721
CenturyLink, Inc.	496	20,281
Frontier Communications Corp.	863	5,618
Verizon Communications, Inc.	3,591	179,514
Windstream Hldgs., Inc.	525	5,660

		369,794

UTILITIES (1.8%)
AES Corp.	574	8,139
AGL Resources, Inc.	104	5,339
Ameren Corp.	210	8,049
American Electric Power Co., Inc.	424	22,137
CenterPoint Energy, Inc.	376	9,201
CMS Energy Corp.	238	7,059
Consolidated Edison, Inc.	254	14,392
Dominion Resources, Inc.	506	34,960
DTE Energy Co.	154	11,716
Duke Energy Corp.	612	45,759
Edison International	283	15,825
Entergy Corp.	155	11,986
Exelon Corp.	743	25,329
FirstEnergy Corp.	364	12,219
Integrys Energy Group, Inc.	69	4,473
NextEra Energy, Inc.	379	35,581
NiSource, Inc.	270	11,065
Northeast Utilities	275	12,183
NRG Energy, Inc.	291	8,870
Pepco Hldgs., Inc.	219	5,860
PG&E Corp.	410	18,466
Pinnacle West Capital Corp.	96	5,245
PPL Corp.	574	18,850
Public Svc. Enterprise Group, Inc.	438	16,311
SCANA Corp.	123	6,102
Sempra Energy	200	21,076
Southern Co.	776	33,872
TECO Energy, Inc.	204	3,546
Wisconsin Energy Corp.	196	8,428
Xcel Energy, Inc.	438	13,315

		455,353

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,315,666) 59.1%		15,269,256

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.01	12/11/14	100,000	99,998

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,998) 0.4%					99,998

TOTAL INDEXED ASSETS (Cost: $10,415,664) 59.5%					15,369,254

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
Aeropostale, Inc.*	2,903	9,551
Amazon.com, Inc.*	192	61,908
American Axle & Mfg. Hldgs., Inc.*	640	10,733
AutoZone, Inc.*	51	25,993
Bassett Furniture Industries, Inc.	2,311	31,568
Brunswick Corp.	216	9,102
Carmike Cinemas, Inc.*	610	18,898
Cooper Tire & Rubber Co.	615	17,651
CST Brands, Inc.	300	10,785
Deckers Outdoor Corp.*	186	18,075
Diamond Resorts Int’l., Inc.*	3,291	74,903
Discovery Communications, Inc. Cl A*	298	11,264
Discovery Communications, Inc. Cl C*	298	11,109
Disney (Walt) Co.	885	78,792
Dollar Tree, Inc.*	217	12,167
Drew Industries, Inc.	317	13,374
Five Below, Inc.*	195	7,724
Ford Motor Co.	1,320	19,523
FTD Companies, Inc.*	266	9,073
General Motors Co.	627	20,026
Haverty Furniture Cos., Inc.	881	19,197
Home Depot, Inc.	596	54,677
Houghton Mifflin Harcourt Co.*	2,761	53,674
HSN, Inc.	245	15,036
Intrawest Resorts Hldgs., Inc.*	192	1,856
Johnson Controls, Inc.	326	14,344
Macy’s, Inc.	606	35,257
McDonald’s Corp.	501	47,500
Popeyes Louisiana Kitchen, Inc.*	616	24,948
Priceline Group Inc.*	19	22,013
Red Robin Gourmet Burgers, Inc.*	464	26,402
Ruby Tuesday, Inc.*	2,312	13,618
Select Comfort Corp.*	1,577	32,991
Shutterfly, Inc.*	444	21,640
Sotheby’s	244	8,716
Starbucks Corp.	656	49,502
Steve Madden Ltd.*	643	20,724
Target Corp.	606	37,984
The Men’s Wearhouse, Inc.	679	32,062
Time Warner Cable, Inc.	331	47,495
Time Warner, Inc.	558	41,967
Viacom, Inc. Cl B	400	30,776
Wolverine World Wide, Inc.	848	21,251

		1,145,849

CONSUMER STAPLES (2.3%)
Boston Beer Co., Inc. Cl A*	24	5,322
Coca-Cola Co.	838	35,749
Colgate-Palmolive Co.	466	30,393
Constellation Brands, Inc. Cl A*	496	43,231
Crimson Wine Group Ltd.*	2,634	24,154
Darling Ingredients Inc.*	780	14,290
Estee Lauder Cos., Inc. Cl A	443	33,101
Farmer Brothers Co.*	1,059	30,658
Mead Johnson Nutrition Co.	187	17,993
Mondelez International, Inc. Cl A	691	23,677
PepsiCo, Inc.	551	51,293
Philip Morris Int’l., Inc.	362	30,191
Proctor & Gamble Co.	938	78,548
Spectrum Brands Hldgs., Inc.	210	19,011
Sysco Corp.	670	25,427
The Pantry, Inc.*	119	2,407
TreeHouse Foods, Inc.*	218	17,549
Tyson Foods, Inc. Cl A	566	22,283

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Vector Group Ltd.	778	17,257
Village Super Market, Inc. Cl A	470	10,707
Wal-Mart Stores, Inc.	774	59,188

		592,429

ENERGY (3.1%)
Anadarko Petroleum Corp.	426	43,213
Apache Corp.	292	27,410
Basic Energy Services, Inc.*	475	10,303
Carrizo Oil and Gas, Inc.*	547	29,440
Chevron Corp.	388	46,296
Emerald Oil, Inc.*	1,884	11,587
Energy XXI (Bermuda) Ltd.	2,049	23,256
EOG Resources, Inc.	418	41,390
Exxon Mobil Corp.	1,577	148,317
Gulf Coast Ultra Deep Royalty Trust*	5,378	10,756
Halliburton Co.	972	62,704
Helix Energy Solutions Group*	597	13,170
Hess Corp.	283	26,693
Kodiak Oil & Gas Corp.*	1,335	18,116
Matador Resources Co.*	555	14,347
National Oilwell Varco, Inc.	438	33,332
Noble Energy, Inc.	749	51,202
Occidental Petroleum Corp.	460	44,229
PBF Energy, Inc.	1,329	31,896
Range Resources Corp.	246	16,681
Sanchez Energy Corp.*	741	19,459
Stone Energy Corp.*	289	9,063
Synergy Resources Corp.*	1,000	12,190
Targa Resources Corp.	221	30,094
Western Refining, Inc.	432	18,140

		793,284

FINANCIALS (7.4%)
Agree Realty Corp.	169	4,627
Alexander’s, Inc.	21	7,852
American Assets Trust, Inc.	428	14,111
American Int’l. Group, Inc.	880	47,538
Aon PLC	284	24,898
Ashford Hospitality Prime, Inc	482	7,341
Ashford Hospitality Trust, Inc.	1,215	12,417
Aspen Insurance Hldgs. Ltd.	437	18,690
BancFirst Corp.	316	19,769
Bank of America Corp.	3,252	55,447
Bank of Marin Bancorp	263	12,069
Banner Corp.	529	20,351
Berkshire Hathaway, Inc. Cl B*	370	51,112
Brookline Bancorp, Inc.	1,958	16,741
Bryn Mawr Bank Corp.	565	16,006
Capital One Financial Corp.	876	71,499
Charter Financial Corp.	902	9,651
Chatham Lodging Trust	739	17,056
Chesapeake Lodging Trust	897	26,148
Citigroup, Inc.	856	44,358
Columbia Banking System, Inc.	230	5,706
Comerica, Inc.	615	30,664
Cousins Properties, Inc.	1,105	13,205
Customers Bancorp, Inc.*	721	12,949
Dime Community Bancshares	947	13,637
Eagle Bancorp, Inc.*	340	10,819
EastGroup Properties, Inc.	140	8,483
Ellington Financial LLC	1,739	38,641
Enterprise Financial Svcs. Corp.	608	10,166

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Equity Lifestyle Properties, Inc.	376	15,927
FBR & Co.*	285	7,843
FelCor Lodging Trust, Inc.	3,138	29,372
First Connecticut Bancorp, Inc.	256	3,712
First Interstate BancSytem, Inc.	655	17,403
Flushing Financial Corp.	578	10,560
Forest City Enterprises, Inc. Cl A*	1,468	28,714
Franklin Resources, Inc.	340	18,567
Glacier Bancorp, Inc.	925	23,921
Goldman Sachs Group, Inc.	301	55,255
Hanmi Financial Corp.	347	6,996
Health Insurance Innovations, Inc. Cl A*	813	8,772
Highwoods Properties, Inc.	626	24,351
Home Loan Servicing Solutions Ltd.	608	12,884
Host Hotels & Resorts, Inc.	1,218	25,980
Investors Bancorp, Inc.	3,508	35,536
iShares Micro-Cap ETF	212	14,736
iShares Russell 2000 ETF	285	31,165
iShares Russell 2000 Growth ETF	364	47,207
Janus Capital Group, Inc.	1,236	17,971
JPMorgan Chase & Co.	1,937	116,685
Marlin Business Svcs. Corp.	900	16,488
MB Financial, Inc.	539	14,920
Meadowbrook Insurance Group, Inc.	2,881	16,854
MetLife, Inc.	883	47,435
Northfield Bancorp, Inc.	1,463	19,926
OmniAmerican Bancorp, Inc.	163	4,236
Parkway Properties, Inc.	729	13,691
Pennsylvania REIT	877	17,487
PNC Financial Svcs. Grp., Inc.	384	32,863
Primerica, Inc.	360	17,359
PrivateBancorp, Inc.	765	22,881
ProAssurance Corp.	368	16,218
Prosperity Bancshares, Inc.	335	19,152
PS Business Parks, Inc.	163	12,411
Sabra Health Care REIT, Inc.	781	18,994
Select Income REIT	980	23,569
Selective Insurance Group, Inc.	499	11,048
Silvercrest Asset Mgmt. Group, Inc. Cl A	904	12,312
Simon Property Group, Inc.	317	52,121
Southwest Bancorp, Inc.	820	13,448
Sovran Self Storage, Inc.	108	8,031
Starwood Property Trust, Inc.	583	12,803
Stifel Financial Corp.*	385	18,053
Stock Yards Bancorp, Inc.	749	22,545
SVB Financial Group*	332	37,214
Symetra Financial Corp.	1,547	36,092
Terreno Realty Corp.	594	11,185
The GEO Group, Inc.	434	16,587
UMB Financial Corp.	232	12,656
Urstadt Biddle Pptys., Inc. Cl A	482	9,785
ViewPoint Financial Group, Inc.	217	5,195
Wells Fargo & Co.	1,886	97,827
Zions Bancorporation	843	24,498

		1,911,392

HEALTH CARE (5.2%)
Abbott Laboratories	908	37,764
Abiomed, Inc.*	801	19,889
Acorda Therapeutics, Inc.*	282	9,554
Actavis PLC*	133	32,170
Albany Molecular Research, Inc*	110	2,428

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Allergan, Inc.	125	22,274
Alnylam Pharmaceuticals, Inc.*	239	18,666
Anika Therapeutics, Inc.*	305	11,181
Auxilium Pharmaceuticals, Inc.*	143	4,269
Biogen Idec, Inc.*	129	42,674
BioScrip, Inc.*	1,932	13,350
BioSpecifics Technologies Corp.*	335	11,826
Bruker Corp.*	566	10,480
Celgene Corp.*	822	77,909
Cepheid, Inc.*	281	12,372
Cerner Corp.*	238	14,178
Computer Programs & Systems, Inc.	326	18,742
Covidien PLC	332	28,721
Cubist Pharmaceuticals, Inc.*	335	22,224
Cyberonics, Inc.*	255	13,046
DexCom, Inc.*	580	23,194
Emergent Biosolutions, Inc.*	912	19,435
Ensign Group, Inc.	448	15,591
Exact Sciences Corp.*	989	19,167
Express Scripts Hldg. Co.*	376	26,557
Gilead Sciences, Inc.*	726	77,283
GW Pharmaceuticals PLC ADR*	120	9,702
Harvard Bioscience, Inc.*	2,423	9,910
HeartWare International, Inc.*	83	6,443
Humana, Inc.	131	17,068
Insulet Corp.*	461	16,988
Isis Pharmaceuticals, Inc.*	312	12,115
Karyopharm Therapeutics, Inc.*	225	7,862
Kindred Healthcare, Inc.	403	7,818
McKesson Corp.	162	31,537
Medicines Co.*	293	6,540
Medidata Solutions, Inc.*	185	8,194
Medtronic, Inc.	365	22,612
Merck & Co., Inc.	1,358	80,502
MWI Veterinary Supply, Inc.*	127	18,847
Mylan, Inc.*	1,322	60,138
Neogen Corp.*	273	10,784
Omeros Corp.*	849	10,799
Omnicell, Inc.*	590	16,125
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	2,290	11,244
PAREXEL International Corp.*	373	23,533
Pfizer, Inc.	3,165	93,589
Pharmacyclics, Inc.*	124	14,561
QLT, Inc.*	3,483	15,743
Repros Therapeutics, Inc.*	195	1,931
Rigel Pharmaceuticals, Inc.*	2,305	4,472
Seattle Genetics, Inc.*	216	8,031
Sorrento Therapeutics, Inc.*	553	2,500
St. Jude Medical, Inc.	254	15,273
Stryker Corp.	332	26,809
Sunesis Pharmaceuticals, Inc.*	235	1,678
Supernus Pharmaceuticals, Inc.*	4,083	35,482
Synageva BioPharma Corp.*	136	9,354
Team Health Hldgs., Inc.*	275	15,947
TearLab Corp.*	2,608	8,867
UnitedHealth Group, Inc.	384	33,120
Universal American Corp.*	925	7,437
Vertex Pharmaceuticals, Inc.*	162	18,194
WellCare Health Plans, Inc.*	206	12,430
Wright Medical Group, Inc.*	1,091	33,058

		1,352,182

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

INDUSTRIALS (4.8%)
Alaska Air Group, Inc.	660	28,736
Allegiant Travel Co.	153	18,920
Applied Industrial Technologies, Inc.	310	14,152
Astronics Corp. Cl B*	169	8,028
Astronics Corp.*	845	40,290
AZZ, Inc.	1,228	51,293
Blount International, Inc.*	1,943	29,398
Boeing Co.	652	83,052
Corporate Executive Board Co.	294	17,661
Cummins, Inc.	331	43,685
Delta Air Lines, Inc.	745	26,932
Deluxe Corp.	369	20,354
Encore Wire Corp.	622	23,070
EnPro Industries, Inc.*	720	43,582
Expeditors Int’l. of Wash.	609	24,713
FedEx Corp.	332	53,601
General Electric Co.	2,896	74,196
Healthcare Svcs. Group, Inc.	441	12,617
Miller (Herman), Inc.	415	12,388
Miller Industries, Inc.	1,516	25,620
Mueller Industries, Inc.	1,874	53,484
Mueller Water Product, Inc. Cl A	2,144	17,752
Old Dominion Freight Line, Inc.*	655	46,269
On Assignment, Inc.*	983	26,394
Orbital Sciences Corp.*	1,057	29,385
Precision Castparts Corp.	260	61,589
Raven Industries, Inc.	900	21,960
Roper Industries, Inc.	659	96,405
Saia, Inc.*	626	31,025
Steelcase, Inc.	956	15,478
Sun Hydraulics Corp.	524	19,697
Teledyne Technologies, Inc.*	244	22,938
Trex Co., Inc.*	695	24,026
Tyco International Ltd.	581	25,895
Union Pacific Corp.	466	50,524
Uti Worldwide, Inc.*	3,391	36,046

		1,231,155

INFORMATION TECHNOLOGY (6.8%)
Analog Devices, Inc.	370	18,311
Anixter International, Inc.	429	36,396
Apple, Inc.	2,338	235,553
ARRIS Group, Inc.*	1,336	37,882
Aspen Technology, Inc.*	253	9,543
Automatic Data Processing, Inc.	397	32,983
Blackhawk Network Hldgs., Inc.*	335	10,854
Blucora, Inc.*	630	9,601
Broadcom Corp. Cl A	462	18,674
CalAmp Corp.*	2,041	35,963
Cavium, Inc.*	580	28,843
Cisco Systems, Inc.	1,749	44,022
CommVault Systems, Inc.*	318	16,027
comScore, Inc.*	694	25,269
Conversant, Inc.*	569	19,488
Cornerstone OnDemand, Inc.*	273	9,394
Electronics for Imaging, Inc.*	500	22,085
Emulex Corp.*	1,456	7,193
Euronet Worldwide, Inc.*	160	7,646
F5 Networks, Inc.*	113	13,418
Facebook, Inc. Cl A*	634	50,111

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FEI Company	157	11,841
Google, Inc. Cl A*	90	52,957
Google, Inc. Cl C*	90	51,962
Guidewire Software, Inc.*	195	8,646
iGATE Corp.*	1,007	36,977
Imation Corp.*	1,980	5,841
Imperva, Inc.*	817	23,472
Informatica Corp.*	314	10,751
Intel Corp.	899	31,303
KLA-Tencor Corp.	197	15,520
LogMeIn, Inc.*	998	45,978
Manhattan Associates, Inc.*	325	10,862
MasterCard, Inc. Cl A	490	36,221
MAXIMUS, Inc.	366	14,688
MaxLinear, Inc. Cl A*	2,225	15,308
Micron Technology, Inc.*	648	22,200
Microsemi Corp.*	455	11,562
Microsoft Corp.	2,015	93,415
MKS Instruments, Inc.	424	14,153
Monolithic Power Systems, Inc.	800	35,240
Nanometrics, Inc.*	653	9,860
NetApp, Inc.	119	5,112
Nova Measuring Instruments Ltd.*	782	8,446
Oracle Corp.	1,253	47,965
Plexus Corp.*	195	7,201
Proofpoint, Inc.*	957	35,543
PTC, Inc.*	438	16,162
Qlik Technologies, Inc.*	940	25,418
QUALCOMM, Inc.	717	53,610
Richardson Electronics Ltd.	3,472	34,685
Rogers Corp.*	428	23,437
Salesforce.com, inc.*	1,118	64,319
Semtech Corp.*	810	21,992
Synaptics, Inc.*	260	19,032
SYNNEX Corp.*	304	19,648
Teradata Corp.*	368	15,427
Texas Instruments, Inc.	434	20,697
Ultimate Software Group, Inc.*	112	15,849
Verint Systems, Inc.*	205	11,400
Web.com Group, Inc.*	225	4,491
WEX, Inc.*	133	14,673
Yahoo!, Inc.*	689	28,077

		1,741,197

MATERIALS (1.7%)
A. Schulman, Inc.	450	16,272
Ball Corp.	525	33,217
Boise Cascade Co.*	434	13,081
Calgon Carbon Corp.*	633	12,268
CF Industries Hldgs., Inc.	95	26,526
Crown Hldgs., Inc.*	642	28,582
CVR Partners LP	1,049	14,403
Dow Chemical Co.	707	37,075
Eastman Chemical Co.	559	45,218
FMC Corp.	170	9,722
Freeport-McMoRan Copper & Gold, Inc.	720	23,508
Fuller (H.B.) Co.	322	12,783
Horsehead Hldg. Corp.*	1,556	25,720
Kaiser Aluminum Corp.	578	44,055
Kraton Performance Polymers, Inc.*	790	14,070
PolyOne Corp.	405	14,410
Resolute Forest Products*	1,230	19,237

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Schnitzer Steel Industries, Inc. Cl A	771	18,543
Silgan Hldgs., Inc.	487	22,889
U.S. Concrete, Inc.*	565	14,769

		446,348

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.	1,684	59,344
Consolidated Comms. Hldgs., Inc.	1,130	28,306
FairPoint Communications, Inc.*	1	15
IDT Corp. Cl B	510	8,191
ORBCOMM, Inc.*	200	1,150
Verizon Communications, Inc.	721	36,043

		133,049

UTILITIES (1.1%)
Ameren Corp.	190	7,283
Avista Corp.	959	29,278
Black Hills Corp.	244	11,683
Dominion Resources, Inc.	604	41,730
Edison International	350	19,572
Idacorp, Inc.	540	28,949
Northwest Natural Gas Co.	309	13,055
NorthWestern Corp.	619	28,078
PNM Resources, Inc.	784	19,529
Portland General Electric Co.	596	19,144
PPL Corp.	387	12,709
Public Svc. Enterprise Group, Inc.	681	25,360
Sempra Energy	319	33,616

		289,986

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $7,083,391) 37.3%		9,636,871

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	12,349

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		12,349

TOTAL ACTIVE ASSETS (Cost: $7,093,391) 37.4%		9,649,220

TEMPORARY CASH INVESTMENTS (2) (Cost: $635,500) 2.5%		635,500

TOTAL INVESTMENTS (Cost: $18,144,555) 99.4%		25,653,974

OTHER NET ASSETS 0.6%		158,938

NET ASSETS 100.0%		$25,812,912

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.2%)
Amazon.com, Inc.*	1,904	613,926
AutoNation, Inc.*	393	19,772
AutoZone, Inc.*	164	83,584
Bed Bath & Beyond, Inc.*	1,018	67,015
Best Buy Co., Inc.	1,473	49,478
BorgWarner, Inc.	1,150	60,502
Cablevision Systems Corp. Cl A	1,084	18,981
CarMax, Inc.*	1,104	51,281
Carnival Corp.	2,227	89,459
CBS Corp. Cl B	2,456	131,396
Chipotle Mexican Grill, Inc.*	156	103,988
Coach, Inc.	1,382	49,213
Comcast Corp. Cl A	13,011	699,732
D.R. Horton, Inc.	1,683	34,535
Darden Restaurants, Inc.	656	33,758
Delphi Automotive PLC	1,516	92,991
DIRECTV*	2,521	218,117
Discovery Communications, Inc. Cl A*	741	28,010
Discovery Communications, Inc. Cl C*	1,377	51,335
Disney (Walt) Co.	7,902	703,515
Dollar General Corp.*	1,526	93,254
Dollar Tree, Inc.*	1,035	58,032
Expedia, Inc.	505	44,248
Family Dollar Stores, Inc.	481	37,152
Ford Motor Co.	19,388	286,749
Fossil Group, Inc.*	236	22,160
GameStop Corp. Cl A	576	23,731
Gannett Co., Inc.	1,125	33,379
Gap, Inc.	1,372	57,199
Garmin Ltd.	617	32,078
General Motors Co.	6,824	217,959
Genuine Parts Co.	771	67,624
Goodyear Tire & Rubber Co.	1,407	31,777
H&R Block, Inc.	1,387	43,011
Harley-Davidson, Inc.	1,090	63,438
Harman Int’l. Industries, Inc.	342	33,530
Hasbro, Inc.	571	31,402
Home Depot, Inc.	6,765	620,621
Interpublic Group of Cos., Inc.	2,123	38,893
Johnson Controls, Inc.	3,343	147,092
Kohl’s Corp.	1,038	63,349
L Brands, Inc.	1,237	82,854
Leggett & Platt, Inc.	693	24,200
Lennar Corp. Cl A	908	35,258
Lowe’s Cos., Inc.	4,954	262,166
Macy’s, Inc.	1,787	103,968
Marriott International, Inc. Cl A	1,091	76,261
Mattel, Inc.	1,704	52,228
McDonald’s Corp.	4,887	463,336
Michael Kors Hldgs. Ltd.*	1,041	74,317
Mohawk Industries, Inc.*	314	42,333
Netflix, Inc.*	304	137,159
Newell Rubbermaid, Inc.	1,373	47,245
News Corp. Cl A*	2,501	40,891
NIKE, Inc. Cl B	3,547	316,392
Nordstrom, Inc.	719	49,158

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

O’Reilly Automotive, Inc.*	523	78,638
Omnicom Group, Inc.	1,269	87,383
PetSmart, Inc.	499	34,975
Priceline Group Inc.*	265	307,024
Pulte Homes, Inc.	1,721	30,393
PVH Corp.	415	50,277
Ralph Lauren Corp.	306	50,407
Ross Stores, Inc.	1,063	80,342
Scripps Networks Interactive, Inc. Cl A	521	40,685
Staples, Inc.	3,199	38,708
Starbucks Corp.	3,763	283,956
Starwood Hotels & Resorts	954	79,382
Target Corp.	3,185	199,636
Tiffany & Co.	566	54,511
Time Warner Cable, Inc.	1,399	200,743
Time Warner, Inc.	4,286	322,350
TJX Cos., Inc.	3,513	207,864
Tractor Supply Co.	696	42,811
TripAdvisor, Inc.*	558	51,012
Twenty-First Century Fox, Inc. Cl A	9,392	322,052
Under Armour, Inc. Cl A*	840	58,044
Urban Outfitters, Inc.*	516	18,937
V.F. Corp.	1,733	114,430
Viacom, Inc. Cl B	1,905	146,571
Whirlpool Corp.	390	56,804
Wyndham Worldwide Corp.	627	50,950
Wynn Resorts Ltd.	409	76,516
Yum! Brands, Inc.	2,200	158,356

		10,298,789

CONSUMER STAPLES (9.2%)
Altria Group, Inc.	9,955	457,333
Archer-Daniels-Midland Co.	3,269	167,046
Avon Products, Inc.	2,186	27,544
Brown-Forman Corp. Cl B	793	71,544
Campbell Soup Co.	898	38,372
Clorox Co.	647	62,138
Coca-Cola Co.	19,835	846,161
Coca-Cola Enterprises, Inc.	1,124	49,861
Colgate-Palmolive Co.	4,327	282,207
ConAgra Foods, Inc.	2,105	69,549
Constellation Brands, Inc. Cl A*	846	73,737
Costco Wholesale Corp.	2,201	275,829
CVS Health Corp.	5,829	463,930
Dr. Pepper Snapple Group, Inc.	983	63,217
Estee Lauder Cos., Inc. Cl A	1,126	84,135
General Mills, Inc.	3,085	155,638
Hershey Co.	754	71,954
Hormel Foods Corp.	678	34,842
J.M. Smucker Co.	512	50,683
Kellogg Co.	1,288	79,341
Keurig Green Mountain, Inc.	611	79,509
Kimberly-Clark Corp.	1,882	202,447
Kraft Foods Group, Inc.	3,015	170,046
Kroger Co.	2,478	128,856
Lorillard, Inc.	1,817	108,856
McCormick & Co., Inc.	654	43,753
Mead Johnson Nutrition Co.	1,020	98,144
Molson Coors Brewing Co. Cl B	803	59,775
Mondelez International, Inc. Cl A	8,514	291,732
Monster Beverage Corp.*	725	66,461
PepsiCo, Inc.	7,558	703,574

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Philip Morris Int’l., Inc.	7,842	654,023
Proctor & Gamble Co.	13,615	1,140,120
Reynolds American, Inc.	1,556	91,804
Safeway, Inc.	1,162	39,857
Sysco Corp.	2,954	112,104
Tyson Foods, Inc. Cl A	1,477	58,149
Wal-Mart Stores, Inc.	7,886	603,042
Walgreen Co.	4,443	263,337
Whole Foods Market, Inc.	1,838	70,046

		8,410,696

ENERGY (9.3%)
Anadarko Petroleum Corp.	2,542	257,860
Apache Corp.	1,918	180,043
Baker Hughes, Inc.	2,182	141,961
Cabot Oil & Gas Corp.	2,098	68,584
Cameron International Corp.*	1,024	67,973
Chesapeake Energy Corp.	2,604	59,866
Chevron Corp.	9,545	1,138,909
Cimarex Energy Co.	435	55,041
ConocoPhillips	6,150	470,598
CONSOL Energy, Inc.	1,157	43,804
Denbury Resources, Inc.	1,774	26,663
Devon Energy Corp.	1,936	131,996
Diamond Offshore Drilling, Inc.	342	11,720
Ensco PLC Cl A	1,192	49,242
EOG Resources, Inc.	2,756	272,899
EQT Corp.	765	70,028
Exxon Mobil Corp.	21,437	2,016,150
FMC Technologies, Inc.*	1,176	63,869
Halliburton Co.	4,251	274,232
Helmerich & Payne, Inc.	545	53,339
Hess Corp.	1,318	124,314
Kinder Morgan, Inc.	3,299	126,484
Marathon Oil Corp.	3,368	126,603
Marathon Petroleum Corp.	1,411	119,469
Murphy Oil Corp.	840	47,804
Nabors Industries Ltd.	1,451	33,025
National Oilwell Varco, Inc.	2,165	164,757
Newfield Exploration Co.*	687	25,467
Noble Corp. PLC	1,292	28,708
Noble Energy, Inc.	1,802	123,185
Occidental Petroleum Corp.	3,901	375,081
ONEOK, Inc.	1,046	68,565
Phillips 66	2,808	228,319
Pioneer Natural Resources Co.	722	142,212
QEP Resources, Inc.	832	25,609
Range Resources Corp.	854	57,910
Schlumberger Ltd.	6,536	664,646
Southwestern Energy Co.*	1,792	62,630
Spectra Energy Corp.	3,360	131,914
Tesoro Corp.	642	39,149
Transocean Ltd.	1,738	55,564
Valero Energy Corp.	2,631	121,736
Williams Cos., Inc.	3,387	187,470

		8,535,398

FINANCIALS (15.7%)
ACE Ltd.	1,691	177,335
Affiliated Managers Group, Inc.*	280	56,101
Aflac, Inc.	2,285	133,101
Allstate Corp.	2,182	133,909
American Express Co.	4,528	396,381

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

American Int’l. Group, Inc.	7,173	387,485
American Tower Corp.	2,006	187,822
Ameriprise Financial, Inc.	947	116,841
Aon PLC	1,478	129,576
Apartment Investment & Management Co. Cl A	734	23,356
Assurant, Inc.	357	22,955
AvalonBay Communities, Inc.	657	92,617
Bank of America Corp.	53,046	904,434
Bank of New York Mellon Corp.	5,686	220,219
BB&T Corp.	3,588	133,509
Berkshire Hathaway, Inc. Cl B*	9,154	1,264,534
BlackRock, Inc.	634	208,155
Boston Properties, Inc.	771	89,251
Capital One Financial Corp.	2,803	228,781
CBRE Group, Inc.*	1,396	41,517
Charles Schwab Corp.	5,774	169,698
Chubb Corp.	1,212	110,389
Cincinnati Financial Corp.	742	34,911
Citigroup, Inc.	15,256	790,566
CME Group, Inc.	1,596	127,608
Comerica, Inc.	905	45,123
Crown Castle International Corp.	1,684	135,613
Discover Financial Svcs.	2,321	149,449
E*Trade Financial Corp.*	1,447	32,688
Equity Residential	1,813	111,645
Essex Property Trust, Inc.	319	57,021
Fifth Third Bancorp	4,177	83,624
Franklin Resources, Inc.	2,002	109,329
General Growth Pptys., Inc.	3,156	74,324
Genworth Hldgs., Inc. Cl A*	2,514	32,933
Goldman Sachs Group, Inc.	2,077	381,275
Hartford Financial Svcs. Group, Inc.	2,250	83,813
HCP, Inc.	2,314	91,889
Health Care REIT, Inc.	1,636	102,037
Host Hotels & Resorts, Inc.	3,825	81,587
Hudson City Bancorp, Inc.	2,395	23,279
Huntington Bancshares, Inc.	4,115	40,039
Intercontinental Exchange Inc	574	111,959
Invesco Ltd.	2,185	86,264
Iron Mountain, Inc.	864	28,210
iShares Core S&P 500 ETF	67	13,283
JPMorgan Chase & Co.	18,910	1,139,138
KeyCorp	4,419	58,905
Kimco Realty Corp.	2,056	45,047
Legg Mason, Inc.	516	26,399
Leucadia National Corp.	1,612	38,430
Lincoln National Corp.	1,303	69,815
Loews Corp.	1,533	63,865
M&T Bank Corp.	659	81,248
Marsh & McLennan Cos., Inc.	2,749	143,883
McGraw-Hill Financial, Inc.	1,364	115,190
MetLife, Inc.	5,624	302,121
Moody’s Corp.	936	88,452
Morgan Stanley	7,702	266,258
Nasdaq OMX Group, Inc.	592	25,113
Navient Corp.	2,106	37,297
Northern Trust Corp.	1,115	75,853
People’s United Financial, Inc.	1,551	22,443
Plum Creek Timber Co., Inc.	888	34,641
PNC Financial Svcs. Grp., Inc.	2,705	231,494
Principal Financial Grp., Inc.	1,370	71,884

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Progressive Corp.	2,717	68,686
ProLogis, Inc.	2,505	94,439
Prudential Financial, Inc.	2,296	201,910
Public Storage	728	120,732
Regions Financial Corp.	6,927	69,547
Simon Property Group, Inc.	1,562	256,824
State Street Corp.	2,140	157,525
SunTrust Banks, Inc.	2,653	100,894
T. Rowe Price Group, Inc.	1,329	104,194
The Macerich Co.	707	45,128
Torchmark Corp.	655	34,302
Travelers Cos., Inc.	1,704	160,074
U.S. Bancorp	8,980	375,633
Unum Group	1,280	44,006
Ventas, Inc.	1,484	91,934
Vornado Realty Trust	878	87,765
Wells Fargo & Co.	23,879	1,238,604
Weyerhaeuser Co.	2,665	84,907
XL Group PLC	1,337	44,348
Zions Bancorporation	1,006	29,234

		14,404,597

HEALTH CARE (13.3%)
Abbott Laboratories	7,525	312,965
AbbVie, Inc.	7,998	461,964
Actavis PLC*	1,333	321,626
Aetna, Inc.	1,793	145,233
Agilent Technologies, Inc.	1,680	95,726
Alexion Pharmaceuticals, Inc.*	990	164,162
Allergan, Inc.	1,506	268,354
AmerisourceBergen Corp.	1,069	82,634
Amgen, Inc.	3,786	531,782
Bard (C.R.), Inc.	377	53,802
Baxter International, Inc.	2,744	196,937
Becton, Dickinson & Co.	972	110,623
Biogen Idec, Inc.*	1,180	390,356
Boston Scientific Corp.*	6,683	78,926
Bristol-Myers Squibb Co.	8,271	423,310
Cardinal Health, Inc.	1,683	126,090
CareFusion Corp.*	1,021	46,200
Celgene Corp.*	3,979	377,130
Cerner Corp.*	1,523	90,725
CIGNA Corp.	1,329	120,527
Covidien PLC	2,270	196,378
DaVita HealthCare Partners, Inc.*	862	63,047
DENTSPLY International, Inc.	713	32,513
Edwards Lifesciences Corp.*	530	54,140
Express Scripts Hldg. Co.*	3,759	265,498
Gilead Sciences, Inc.*	7,616	810,723
Hospira, Inc.*	842	43,809
Humana, Inc.	774	100,844
Intuitive Surgical, Inc.*	180	83,128
Johnson & Johnson	14,176	1,511,020
Laboratory Corp. of America Hldgs.*	426	43,346
Lilly (Eli) & Co.	4,922	319,192
Mallinckrodt PLC*	562	50,664
McKesson Corp.	1,164	226,596
Medtronic, Inc.	4,905	303,865
Merck & Co., Inc.	14,438	855,885
Mylan, Inc.*	1,899	86,386
Patterson Cos., Inc.	433	17,939
PerkinElmer, Inc.	566	24,678

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Perrigo Co. PLC	674	101,228
Pfizer, Inc.	31,874	942,514
Quest Diagnostics, Inc.	724	43,932
Regeneron Pharmaceuticals, Inc.*	372	134,113
St. Jude Medical, Inc.	1,447	87,008
Stryker Corp.	1,511	122,013
Tenet Healthcare Corp.*	489	29,042
Thermo Fisher Scientific, Inc.	2,015	245,226
UnitedHealth Group, Inc.	4,872	420,210
Universal Health Svcs., Inc. Cl B	459	47,966
Varian Medical Systems, Inc.*	520	41,662
Vertex Pharmaceuticals, Inc.*	1,168	131,178
Waters Corp.*	423	41,928
WellPoint, Inc.	1,384	165,554
Zimmer Hldgs., Inc.	852	85,669
Zoetis, Inc.	2,495	92,190

		12,220,156

INDUSTRIALS (9.9%)
3M Co.	3,253	460,885
Allegion PLC	489	23,296
AMETEK, Inc.	1,230	61,758
Boeing Co.	3,360	427,997
Caterpillar, Inc.	3,156	312,539
Cintas Corp.	487	34,377
CSX Corp.	5,010	160,621
Cummins, Inc.	862	113,767
Danaher Corp.	3,054	232,043
Deere & Co.	1,812	148,566
Delta Air Lines, Inc.	4,278	154,650
Dover Corp.	835	67,076
Dun & Bradstreet Corp.	183	21,497
Eaton Corp. PLC	2,390	151,454
Emerson Electric Co.	3,501	219,093
Equifax, Inc.	616	46,040
Expeditors Int’l. of Wash.	976	39,606
Fastenal Co.	1,372	61,603
FedEx Corp.	1,330	214,729
Flowserve Corp.	689	48,588
Fluor Corp.	792	52,898
General Dynamics Corp.	1,597	202,963
General Electric Co.	50,298	1,288,635
Grainger (W.W.), Inc.	306	77,005
Honeywell International, Inc.	3,934	366,334
Illinois Tool Works, Inc.	1,838	155,164
Ingersoll-Rand PLC	1,354	76,311
Jacobs Engineering Group, Inc.*	672	32,807
Joy Global, Inc.	504	27,488
Kansas City Southern	554	67,145
L-3 Communications Hldgs., Inc.	437	51,968
Lockheed Martin Corp.	1,351	246,936
Masco Corp.	1,824	43,630
Nielsen N.V.	1,515	67,160
Norfolk Southern Corp.	1,553	173,315
Northrop Grumman Corp.	1,039	136,899
PACCAR, Inc.	1,788	101,693
Pall Corp.	538	45,031
Parker Hannifin Corp.	752	85,841
Pentair PLC	971	63,591
Pitney Bowes, Inc.	1,016	25,390
Precision Castparts Corp.	724	171,501
Quanta Services, Inc.*	1,088	39,484

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Raytheon Co.	1,554	157,917
Republic Services, Inc.	1,273	49,672
Robert Half Int’l., Inc.	692	33,908
Robinson (C.H.) Worldwide, Inc.	740	49,077
Rockwell Automation, Inc.	695	76,367
Rockwell Collins, Inc.	658	51,653
Roper Industries, Inc.	501	73,291
Ryder System, Inc.	267	24,022
Snap-on, Inc.	293	35,476
Southwest Airlines Co.	3,470	117,182
Stanley Black & Decker, Inc.	781	69,345
Stericycle, Inc.*	425	49,538
Textron, Inc.	1,402	50,458
The ADT Corp.	887	31,453
Tyco International Ltd.	2,242	99,926
Union Pacific Corp.	4,513	489,299
United Parcel Service, Inc. Cl B	3,534	347,357
United Rentals, Inc.*	482	53,550
United Technologies Corp.	4,287	452,707
Waste Management, Inc.	2,180	103,615
Xylem, Inc.	922	32,722

		9,047,909

INFORMATION TECHNOLOGY (18.8%)
Accenture Ltd. Cl A	3,195	259,817
Adobe Systems, Inc.*	2,413	166,955
Akamai Technologies, Inc.*	909	54,358
Alliance Data Systems Corp.*	282	70,012
Altera Corp.	1,548	55,387
Amphenol Corp. Cl A	791	78,989
Analog Devices, Inc.	1,583	78,343
Apple, Inc.	30,100	3,032,575
Applied Materials, Inc.	6,126	132,383
Autodesk, Inc.*	1,158	63,806
Automatic Data Processing, Inc.	2,430	201,884
Avago Technologies Ltd.	1,265	110,055
Broadcom Corp. Cl A	2,727	110,225
CA, Inc.	1,628	45,486
Cisco Systems, Inc.	25,680	646,366
Citrix Systems, Inc.*	837	59,712
Cognizant Technology Solutions*	3,075	137,668
Computer Sciences Corp.	734	44,884
Corning, Inc.	6,519	126,077
eBay, Inc.*	5,694	322,451
Electronic Arts, Inc.*	1,577	56,157
EMC Corp.	10,248	299,856
F5 Networks, Inc.*	379	45,002
Facebook, Inc. Cl A*	9,822	776,331
Fidelity Nat’l. Information Svcs., Inc.	1,431	80,565
First Solar, Inc.*	377	24,810
Fiserv, Inc.*	1,251	80,858
FLIR Systems, Inc.	717	22,471
Google, Inc. Cl A*	1,420	835,542
Google, Inc. Cl C*	1,419	819,274
Harris Corp.	530	35,192
Hewlett-Packard Co.	9,375	332,531
Int’l. Business Machines Corp.	4,671	886,696
Intel Corp.	24,888	866,600
Intuit, Inc.	1,426	124,989
Jabil Circuit, Inc.	1,010	20,372
Juniper Networks, Inc.	2,023	44,809
KLA-Tencor Corp.	834	65,703

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Lam Research Corp.	817	61,030
Linear Technology Corp.	1,204	53,446
MasterCard, Inc. Cl A	4,950	365,904
Microchip Technology, Inc.	1,009	47,655
Micron Technology, Inc.*	5,478	187,676
Microsoft Corp.	41,364	1,917,635
Motorola Solutions, Inc.	1,110	70,241
NetApp, Inc.	1,614	69,337
NVIDIA Corp.	2,606	48,081
Oracle Corp.	16,348	625,801
Paychex, Inc.	1,647	72,797
QUALCOMM, Inc.	8,442	631,208
Red Hat, Inc.*	951	53,399
Salesforce.com, inc.*	2,847	163,788
SanDisk Corp.	1,142	111,859
Seagate Technology PLC	1,668	95,526
Symantec Corp.	3,489	82,026
TE Connectivity Ltd.	2,076	114,782
Teradata Corp.*	788	33,033
Texas Instruments, Inc.	5,341	254,712
Total System Services, Inc.	834	25,821
VeriSign, Inc.*	573	31,584
Visa, Inc. Cl A	2,480	529,158
Western Digital Corp.	1,116	108,609
Western Union Co.	2,688	43,116
Xerox Corp.	5,423	71,746
Xilinx, Inc.	1,355	57,384
Yahoo!, Inc.*	4,599	187,409

		17,329,954

MATERIALS (3.3%)
Air Products & Chemicals, Inc.	958	124,712
Airgas, Inc.	335	37,068
Alcoa, Inc.	5,899	94,915
Allegheny Technologies, Inc.	538	19,960
Avery Dennison Corp.	474	21,164
Ball Corp.	693	43,846
Bemis Co., Inc.	501	19,048
CF Industries Hldgs., Inc.	249	69,526
Dow Chemical Co.	5,611	294,241
Du Pont (E.I.) de Nemours & Co.	4,569	327,871
Eastman Chemical Co.	750	60,668
Ecolab, Inc.	1,353	155,365
FMC Corp.	673	38,489
Freeport-McMoRan Copper & Gold, Inc.	5,262	171,804
Int’l. Flavors & Fragrances, Inc.	408	39,119
International Paper Co.	2,150	102,641
LyondellBasell Inds. N.V. Cl A	2,128	231,228
Martin Marietta Materials, Inc.	310	39,971
MeadWestvaco Corp.	847	34,676
Monsanto Co.	2,638	296,801
Newmont Mining Corp.	2,533	58,386
Nucor Corp.	1,608	87,282
Owens-Illinois, Inc.*	827	21,543
PPG Industries, Inc.	691	135,947
Praxair, Inc.	1,471	189,759
Sealed Air Corp.	1,067	37,217
Sherwin-Williams Co.	417	91,319
Sigma-Aldrich Corp.	602	81,878
The Mosaic Co.	1,609	71,456
Vulcan Materials Co.	660	39,752

		3,037,652

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	26,042	917,720
CenturyLink, Inc.	2,863	117,068
Frontier Communications Corp.	4,988	32,472
Verizon Communications, Inc.	20,762	1,037,892
Windstream Hldgs., Inc.	3,038	32,750

		2,137,902

UTILITIES (2.9%)
AES Corp.	3,321	47,092
AGL Resources, Inc.	599	30,753
Ameren Corp.	1,212	46,456
American Electric Power Co., Inc.	2,448	127,810
CenterPoint Energy, Inc.	2,175	53,222
CMS Energy Corp.	1,378	40,871
Consolidated Edison, Inc.	1,469	83,234
Dominion Resources, Inc.	2,928	202,296
DTE Energy Co.	888	67,559
Duke Energy Corp.	3,535	264,312
Edison International	1,637	91,541
Entergy Corp.	898	69,442
Exelon Corp.	4,293	146,348
FirstEnergy Corp.	2,102	70,564
Integrys Energy Group, Inc.	401	25,993
NextEra Energy, Inc.	2,189	205,503
NiSource, Inc.	1,557	63,806
Northeast Utilities	1,587	70,304
NRG Energy, Inc.	1,682	51,267
Pepco Hldgs., Inc.	1,261	33,744
PG&E Corp.	2,376	107,015
Pinnacle West Capital Corp.	554	30,271
PPL Corp.	3,322	109,094
Public Svc. Enterprise Group, Inc.	2,533	94,329
SCANA Corp.	711	35,273
Sempra Energy	1,160	122,241
Southern Co.	4,489	195,945
TECO Energy, Inc.	1,175	20,422
Wisconsin Energy Corp.	1,131	48,633
Xcel Energy, Inc.	2,536	77,094

		2,632,434

TOTAL INDEXED ASSETS—COMMON STOCKS (Cost: $56,424,024) 95.9%		88,055,487

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.02	10/30/14	500,000	499,992

COMMERCIAL PAPER (2.7%)
General Electric Capital Corp.	A-1+	0.12	12/22/14	500,000	499,863
Toyota Motor Credit Corp.	A-1+	0.13	11/12/14	2,000,000	1,999,697

					2,499,560

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,999,552) 3.2%					2,999,552

TEMPORARY CASH INVESTMENTS (2) (Cost: $689,600) 0.8%					689,600

TOTAL INVESTMENTS (Cost: $60,113,176) 99.9%					91,744,639

OTHER NET ASSETS 0.1%					94,907

NET ASSETS 100.0%					$91,839,546

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.2%)
Aaron’s, Inc.	2,026	49,272
Abercrombie & Fitch Co. Cl A	2,253	81,874
Advance Auto Parts, Inc.	2,281	297,214
AMC Networks, Inc. Cl A*	1,846	107,843
American Eagle Outfitters, Inc.	5,370	77,972
ANN, Inc.*	1,429	58,775
Apollo Education Group, Inc.*	3,103	78,040
Ascena Retail Group, Inc.*	4,101	54,543
Bally Technologies, Inc.*	1,197	96,598
Big Lots, Inc.	1,773	76,328
Brinker International, Inc.	2,012	102,189
Brunswick Corp.	2,893	121,911
Cabela’s, Inc.*	1,481	87,231
Carter’s, Inc.	1,665	129,071
Cheesecake Factory, Inc.	1,435	65,293
Chico’s FAS, Inc.	4,789	70,734
Cinemark Hldgs., Inc.	3,275	111,481
CST Brands, Inc.	2,350	84,483
Deckers Outdoor Corp.*	1,071	104,080
Devry Education Group Inc.	1,801	77,101
Dick’s Sporting Goods, Inc.	3,130	137,344
Domino’s Pizza, Inc.	1,721	132,448
DreamWorks Animation SKG Cl A*	2,239	61,058
Foot Locker, Inc.	4,512	251,093
Gentex Corp.	4,579	122,580
Graham Hldgs. Co. Cl B	137	95,844
Guess?, Inc.	1,995	43,830
Hanesbrands, Inc.	3,146	338,004
HSN, Inc.	1,007	61,800
International Game Technology	7,715	130,152
International Speedway Corp. Cl A	878	27,780
Jarden Corp.*	3,733	224,391
Kate Spade & Co.*	3,997	104,841
KB Home	2,870	42,878
Lamar Advertising Co. Cl A	2,496	122,928
Life Time Fitness, Inc.*	1,134	57,199
Live Nation Entertainment, Inc.*	4,505	108,210
LKQ Corp.*	9,499	252,578
MDC Hldgs., Inc.	1,235	31,270
Meredith Corp.	1,140	48,792
Murphy USA, Inc.*	1,348	71,525
New York Times Co. Cl A	4,072	45,688
NVR, Inc.*	125	141,253
Office Depot, Inc.*	15,040	77,306
Panera Bread Co. Cl A*	803	130,664
Penney (J.C.) Co., Inc.*	9,526	95,641
Polaris Industries, Inc.	1,884	282,204
Rent-A-Center, Inc.	1,647	49,986
Service Corp. International	6,626	140,074
Signet Jewelers Ltd.	2,515	286,484
Sotheby’s	1,931	68,975
Tempur Sealy Int’l., Inc.*	1,901	106,779
The Wendy’s Co.	8,467	69,937
Thor Industries, Inc.	1,451	74,727
Time, Inc.*	3,326	77,928
Toll Brothers, Inc.*	5,133	159,944

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Tupperware Brands Corp.	1,590	109,774
Wiley (John) & Sons, Inc. Cl A	1,467	82,313
Williams-Sonoma, Inc.	2,764	183,999

		6,582,254

CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	4,190	293,970
Dean Foods Co.	2,936	38,902
Energizer Hldgs., Inc.	1,925	237,179
Flowers Foods, Inc.	5,818	106,818
Hain Celestial Group, Inc.*	1,570	160,690
Ingredion, Inc.	2,338	177,197
Lancaster Colony Corp.	605	51,594
Post Hldgs., Inc.*	1,416	46,983
SUPERVALU, Inc.*	6,581	58,834
Tootsie Roll Industries, Inc.	628	17,578
United Natural Foods, Inc.*	1,537	94,464
Universal Corp.	715	31,739
WhiteWave Foods Co. Cl A*	5,505	199,997

		1,515,945

ENERGY (5.2%)
Atwood Oceanics, Inc.*	1,868	81,613
Bill Barrett Corp.*	1,568	34,559
CARBO Ceramics, Inc.	649	38,440
Dresser-Rand Group, Inc.*	2,394	196,930
Dril-Quip, Inc.*	1,254	112,108
Energen Corp.	2,307	166,658
Gulfport Energy Corp.*	2,683	143,272
Helix Energy Solutions Group*	3,059	67,482
HollyFrontier Corp.	6,204	270,991
Oceaneering Int’l., Inc.	3,396	221,317
Oil States International, Inc.*	1,688	104,487
Patterson-UTI Energy, Inc.	4,483	145,832
Peabody Energy Corp.	8,479	104,970
Rosetta Resources, Inc.*	1,922	85,644
Rowan Companies PLC Cl A	3,908	98,911
SM Energy Co.	2,094	163,332
Superior Energy Services, Inc.	4,834	158,894
Tidewater, Inc.	1,562	60,965
Unit Corp.*	1,438	84,339
World Fuel Services Corp.	2,267	90,499
WPX Energy, Inc.*	6,331	152,324

		2,583,567

FINANCIALS (21.6%)
Alexander & Baldwin, Inc.	1,425	51,257
Alexandria Real Estate Equities, Inc.	2,236	164,905
Alleghany Corp.*	511	213,675
American Campus Communities, Inc.	3,277	119,447
American Financial Group, Inc.	2,343	135,636
Aspen Insurance Hldgs. Ltd.	2,049	87,636
Associated Banc-Corp.	4,814	83,860
Astoria Financial Corp.	2,735	33,887
BancorpSouth, Inc.	2,618	52,727
Bank of Hawaii Corp.	1,374	78,057
Berkley (W.R.) Corp.	3,194	152,673
BioMed Realty Trust, Inc.	6,086	122,937
Brown & Brown, Inc.	3,684	118,441
Camden Property Trust	2,670	182,975
Cathay General Bancorp	2,311	57,382
CBOE Holdings, Inc.	2,685	143,715
City National Corp.	1,480	111,992
Commerce Bancshares, Inc.	2,442	109,023

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Corporate Office Pptys. Trust	2,716	69,856
Corrections Corp. of America	3,655	125,586
Cullen/Frost Bankers, Inc.	1,697	129,837
Duke Realty Corp.	10,707	183,946
East West Bancorp, Inc.	4,459	151,606
Eaton Vance Corp.	3,739	141,072
Equity One, Inc.	2,391	51,717
Everest Re Group Ltd.	1,420	230,054
Extra Space Storage, Inc.	3,438	177,298
Federal Realty Investment Trust	2,109	249,832
Federated Investors, Inc. Cl B	2,994	87,904
First American Financial Corp.	3,369	91,367
First Horizon National Corp.	7,319	89,877
First Niagara Financial Group, Inc.	11,023	91,822
FirstMerit Corp.	5,156	90,746
Fulton Financial Corp.	5,834	64,641
Gallagher (Arthur J.) & Co.	4,985	226,120
Hancock Hldg. Co.	2,532	81,151
Hanover Insurance Group, Inc.	1,375	84,453
HCC Insurance Hldgs., Inc.	3,126	150,955
Highwoods Properties, Inc.	2,830	110,087
Home Properties, Inc.	1,784	103,900
Hospitality Properties Trust	4,705	126,329
International Bancshares Corp.	1,804	44,496
iShares Core S&P Mid-Cap ETF	665	90,932
Janus Capital Group, Inc.	4,715	68,556
Jones Lang LaSalle, Inc.	1,396	176,371
Kemper Corp.	1,569	53,581
Kilroy Realty Corp.	2,591	154,009
LaSalle Hotel Propertie	3,273	112,068
Liberty Property Trust	4,648	154,592
Mack-Cali Realty Corp.	2,618	50,030
Mercury General Corp.	1,131	55,204
Mid-America Apt. Communities, Inc.	2,347	154,081
MSCI, Inc. Cl A	3,679	172,987
National Retail Pptys., Inc.	3,915	135,342
New York Community Bancorp, Inc.	13,721	217,752
Old Republic Int’l. Corp.	7,574	108,157
Omega Healthcare Investors, Inc.	3,981	136,110
PacWest Bancorp	3,017	124,391
Potlatch Corp.	1,265	50,866
Primerica, Inc.	1,694	81,685
Prosperity Bancshares, Inc.	1,856	106,108
Protective Life Corp.	2,463	170,957
Raymond James Financial, Inc.	3,913	209,659
Rayonier, Inc.	3,968	123 ,564
Realty Income Corp.	6,959	283,858
Regency Centers Corp.	2,878	154,923
Reinsurance Grp. of America, Inc.	2,144	171,799
RenaissanceRe Hldgs. Ltd.	1,268	126,787
SEI Investments Co.	4,114	148,762
Senior Housing Pptys. Trust	6,404	133,972
Signature Bank*	1,559	174,702
SL Green Realty Corp	2,984	302,339
SLM Corp.	13,170	112,735
StanCorp Financial Group, Inc.	1,366	86,304
SVB Financial Group*	1,583	177,438
Synovus Financial Corp.	4,285	101,297
Taubman Centers, Inc.	1,971	143,883
TCF Financial Corp.	5,210	80,911
Trustmark Corp.	2,090	48,143

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

UDR, Inc.	7,844	213,749
Umpqua Hldgs. Corp.	5,835	96,102
Valley National Bancorp	5,891	57,084
Waddell & Reed Financial, Inc. Cl A	2,652	137,082
Washington Federal, Inc.	3,120	63,523
Washington Prime Group, Inc.	4,777	83,502
Webster Financial Corp.	2,819	82,146
Weingarten Realty Investors	3,500	110,250

		10,773,170

HEALTH CARE (9.4%)
Align Technology, Inc.*	2,253	116,435
Allscripts Healthcare Solutions, Inc.*	5,346	71,717
Bio-Rad Laboratories, Inc. Cl A*	639	72,463
Centene Corporation*	1,826	151,028
Charles River Laboratories Int’l., Inc.*	1,461	87,280
Community Health Systems, Inc.*	3,582	196,258
Cooper Companies, Inc.	1,494	232,691
Covance, Inc.*	1,782	140,243
Cubist Pharmaceuticals, Inc.*	2,352	156,032
Endo International PLC*	4,797	327,827
Health Net, Inc.*	2,519	116,151
Hill-Rom Hldgs., Inc.	1,791	74,201
HMS Hldgs. Corp.*	2,759	52,007
Hologic, Inc.*	7,562	183,983
IDEXX Laboratories, Inc.*	1,580	186,171
LifePoint Hospitals, Inc.*	1,403	97,074
MEDNAX, Inc.*	3,115	170,764
Mettler-Toledo Int’l., Inc.*	906	232,054
Omnicare, Inc.	3,061	190,578
Owens & Minor, Inc.	1,972	64,563
ResMed, Inc.	4,403	216,936
Salix Pharmaceuticals Ltd.*	1,994	311,543
Schein (Henry), Inc.*	2,652	308,878
Sirona Dental Systems, Inc.*	1,726	132,350
STERIS Corp.	1,858	100,258
Techne Corp.	1,158	108,331
Teleflex, Inc.	1,296	136,132
Thoratec Corp.*	1,758	46,991
United Therapeutics Corp.*	1,487	191,303
VCA Inc.*	2,686	105,640
WellCare Health Plans, Inc.*	1,358	81,942

		4,659,824

INDUSTRIALS (15.6%)
Acuity Brands, Inc.	1,351	159,026
AECOM Technology Corp.*	3,121	105,334
AGCO Corp.	2,691	122,333
Alaska Air Group, Inc.	4,242	184,697
Alliant TechSystems, Inc.	1,002	127,895
B/E Aerospace, Inc.*	3,296	276,666
Carlisle Cos., Inc.	2,003	161,001
Civeo Corp.	3,309	38,417
CLARCOR, Inc.	1,559	98,342
Clean Harbors, Inc.*	1,726	93,066
Con-way, Inc.	1,779	84,503
Copart, Inc.*	3,568	111,732
Corporate Executive Board Co.	1,055	63,374
Crane Co.	1,549	97,912
Deluxe Corp.	1,556	85,829
Donaldson Co., Inc.	4,157	168,899
Donnelley (R.R.) & Sons Co.	6,257	102,990
Esterline Technologies Corp.*	1,001	111,381

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Exelis, Inc.	5,880	97,255
Fortune Brands Home & Security, Inc.	5,006	205,797
FTI Consulting, Inc.*	1,285	44,924
GATX Corp.	1,392	81,251
Genesee & Wyoming, Inc. Cl A*	1,602	152,687
Graco, Inc.	1,876	136,910
Granite Construction, Inc.	1,128	35,882
Harsco Corp.	2,530	54,167
HNI Corp.	1,415	50,926
Hubbell, Inc. Cl B	1,704	205,383
Hunt (J.B.) Transport Svcs., Inc.	2,839	210,228
Huntington Ingalls Industries, Inc.	1,525	158,920
IDEX Corp.	2,506	181,359
ITT Corp.	2,852	128,169
JetBlue Airways Corp*	7,578	80,478
KBR, Inc.	4,573	86,110
Kennametal, Inc.	2,473	102,160
Kirby Corp.*	1,788	210,716
Landstar System, Inc.	1,385	99,983
Lennox International, Inc.	1,405	108,002
Lincoln Electric Hldgs., Inc.	2,490	172,146
Manpowergroup, Inc.	2,470	173,147
Miller (Herman), Inc.	1,865	55,670
MSA Safety, Inc.	982	48,511
MSC Industrial Direct Co., Inc. Cl A	1,602	136,907
Nordson Corp.	1,832	139,360
NOW, Inc.*	3,306	100,535
Old Dominion Freight Line, Inc.*	2,127	150,251
Oshkosh Corp.	2,631	116,159
Regal-Beloit Corp.	1,417	91,042
Rollins, Inc.	1,997	58,472
Smith (A.O.) Corp.	2,367	111,912
SPX Corp.	1,335	125,397
Terex Corp.	3,469	110,210
Timken Co.	2,391	101,354
Towers Watson & Co. Cl A	2,208	219,696
Trinity Industries, Inc.	4,841	226,172
Triumph Group, Inc.	1,603	104,275
URS Corp.	2,163	124,610
Valmont Industries, Inc.	833	112,397
Vectrus, Inc.*	1	13
Wabtec Corp.	2,993	242,553
Waste Connections, Inc.	3,897	189,082
Watsco, Inc.	858	73,942
Werner Enterprises, Inc.	1,390	35,028
Woodward, Inc.	1,837	87,478

		7,731,023

INFORMATION TECHNOLOGY (16.3%)
3D Systems Corp.*	3,229	149,729
ACI Worldwide, Inc.*	3,592	67,386
Acxiom Corp.*	2,423	40,101
Adtran, Inc.	1,706	35,024
Advanced Micro Devices, Inc.*	19,382	66,093
Advent Software, Inc.	1,393	43,963
ANSYS, Inc.*	2,894	218,989
AOL, Inc.*	2,504	112,555
ARRIS Group, Inc.*	4,154	117,787
Arrow Electronics, Inc.*	3,086	170,810
Atmel Corp.*	13,285	107,343
Avnet, Inc.	4,304	178,616
Belden, Inc.	1,352	86,555

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Broadridge Financial Solutions, Inc.	3,735	155,488
Cadence Design Systems, Inc.*	9,005	154,976
Ciena Corp.*	3,355	56,096
Cognex Corp*	2,709	109,091
CommVault Systems, Inc.*	1,334	67,234
Compuware Corp.	6,883	73,029
Concur Technologies, Inc.*	1,497	189,850
Convergys Corp.	3,158	56,276
Conversant, Inc.*	1,883	64,493
CoreLogic, Inc.*	2,844	76,987
Cree, Inc.*	3,784	154,955
Cypress Semiconductor Corp.	4,593	45,356
Diebold, Inc.	2,023	71,452
DST Systems, Inc.	963	80,815
Equinix, Inc.*	1,649	350,375
FactSet Research Systems, Inc.	1,221	148,388
Fair Isaac Corp.	1,004	55,320
Fairchild Semiconductor Int’l., Inc.*	3,788	58,828
FEI Company	1,310	98,800
Fortinet, Inc.*	4,352	109,953
Gartner, Inc.*	2,789	204,908
Global Payments, Inc.	2,137	149,334
Henry (Jack) & Associates, Inc.	2,573	143,213
Informatica Corp.*	3,493	119,600
Ingram Micro, Inc. Cl A*	4,887	126,133
Integrated Device Technology, Inc.*	4,701	74,981
InterDigital, Inc.	1,255	49,974
International Rectifier Corp.*	2,237	87,780
Intersil Corp. Cl A	4,079	57,963
Itron, Inc.*	1,223	48,076
JDS Uniphase Corp.*	7,207	92,250
Knowles Corp.*	2,679	70,994
Leidos Hldgs., Inc.	1,926	66,120
Lexmark International, Inc. Cl A	1,973	83,853
Mentor Graphics Corp.	3,031	62,120
National Instruments Corp.	3,172	98,110
NCR Corp.*	5,271	176,104
NeuStar, Inc. Cl A*	1,776	44,098
Plantronics, Inc.	1,349	64,455
Polycom, Inc.*	4,287	52,666
PTC, Inc.*	3,668	135,349
Rackspace Hosting, Inc.*	3,631	118,189
RF Micro Devices, Inc.*	9,142	105,499
Riverbed Technology, Inc.*	5,013	92,966
Rovi Corp.*	2,968	58,603
Science Applications Int’l. Corp.	1,270	56,172
Semtech Corp.*	2,120	57,558
Silicon Laboratories, Inc.*	1,272	51,694
Skyworks Solutions, Inc.	5,923	343,825
SolarWinds, Inc.*	2,060	86,623
Solera Hldgs., Inc.	2,142	120,723
SunEdison, Inc.*	7,918	149,492
Synopsys, Inc.*	4,856	192,759
Tech Data Corp.*	1,194	70,279
Teradyne, Inc.	6,417	124,426
TIBCO Software, Inc.*	4,763	112,550
Trimble Navigation Ltd.*	8,209	250,375
Ultimate Software Group, Inc.*	864	122,265
VeriFone Systems, Inc.*	3,556	122,255
Vishay Intertechnology, Inc.	4,221	60,318
WEX, Inc.*	1,223	134,921
Zebra Technologies Corp. Cl A*	1,605	113,907

		8,126,193

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

MATERIALS (7.3%)
Albemarle Corp.	2,461	144,953
AptarGroup, Inc.	2,039	123,767
Ashland, Inc.	2,235	232,664
Cabot Corp.	2,034	103,266
Carpenter Technology Corp.	1,674	75,581
Cliffs Natural Resources, Inc.	4,940	51,277
Commercial Metals Co.	3,687	62,937
Compass Minerals Int’l., Inc.	1,050	88,494
Cytec Industries, Inc.	2,241	105,977
Domtar Corp.	2,035	71,490
Eagle Materials, Inc.	1,558	158,651
Greif, Inc. Cl A	1,054	46,176
Louisiana-Pacific Corp.*	4,456	60,557
Minerals Technologies, Inc.	1,055	65,104
NewMarket Corp.	336	128,023
Olin Corp.	2,450	61,863
Packaging Corp. of America	3,075	196,247
PolyOne Corp.	2,839	101,012
Rayonier Advanced Materials, Inc.	1,314	43,244
Reliance Steel & Aluminum Co.	2,448	167,443
Rock-Tenn Co. Cl A	4,430	210,779
Royal Gold, Inc.	2,072	134,556
RPM International, Inc.	4,157	190,307
Scotts Miracle-Gro Co. Cl A	1,387	76,285
Sensient Technologies Corp.	1,511	79,101
Silgan Hldgs., Inc.	1,364	64,108
Sonoco Products Co.	3,176	124,785
Steel Dynamics, Inc.	7,580	171,384
TimkenSteel Corp.	1,160	53,928
United States Steel Corp.	4,517	176,931
Valspar Corp.	2,376	187,680
Worthington Industries, Inc.	1,605	59,738

		3,618,308

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,124	74,851
tw telecom inc*	4,358	181,336

		256,187

UTILITIES (4.5%)
Alliant Energy Corp.	3,458	191,608
Aqua America, Inc.	5,508	129,603
Atmos Energy Corp.	3,136	149,587
Black Hills Corp.	1,392	66,649
Cleco Corp.	1,890	91,004
Great Plains Energy, Inc.	4,775	115,412
Hawaiian Electric Industries, Inc.	3,200	84,960
Idacorp, Inc.	1,564	83,846
MDU Resources Group	6,048	168,195
National Fuel Gas Co.	2,624	183,654
OGE Energy Corp.	6,180	229,340
ONE Gas, Inc.	1,621	55,519
PNM Resources, Inc.	2,475	61,652
Questar Corp.	5,504	122,684
UGI Corp.	5,351	182,416
Vectren Corp.	2,561	102,184
Westar Energy, Inc.	4,034	137,640
WGL Hldgs., Inc.	1,614	67,982

		2,223,935

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $34,866,077) 96.7%		48,070,406

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.02	10/09/14	500,000	499,998

COMMERCIAL PAPER (1.0%)
Toyota Motor Credit Corp.	A-1+	0.15	12/09/14	500,000	499,856

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,854) 2.0%					999,854

TEMPORARY CASH INVESTMENTS (2) (Cost: $623,400) 1.2%					623,400

TOTAL INVESTMENTS (Cost: $36,489,331) 99.9%					49,693,660

OTHER NET ASSETS 0.1%					34,558

NET ASSETS 100.0%					$49,728,218

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.2%)
Bassett Furniture Industries, Inc.	13,586	185,585
CST Brands, Inc.	1,780	63,991
Diamond Resorts Int’l., Inc.*	12,585	286,435
FTD Companies, Inc.*	1,588	54,167
Houghton Mifflin Harcourt Co.*	10,572	205,520
Intrawest Resorts Hldgs., Inc.*	740	7,156
Ruby Tuesday, Inc.*	13,486	79,433
Select Comfort Corp.*	4,489	93,910
Shutterfly, Inc.*	1,696	82,663
The Men’s Wearhouse, Inc.	2,561	120,930
Wolverine World Wide, Inc.	4,933	123,621

		1,303,411

CONSUMER STAPLES (3.1%)
Crimson Wine Group Ltd.*	15,355	140,805
Farmer Brothers Co.*	6,136	177,637
The Pantry, Inc.*	689	13,938
Vector Group Ltd.	4,533	100,539

		432,919

ENERGY (5.3%)
Carrizo Oil and Gas, Inc.*	3,171	170,663
Emerald Oil, Inc.*	10,934	67,244
Energy XXI (Bermuda) Ltd.	11,919	135,281
Gulf Coast Ultra Deep Royalty Trust*	30,430	60,860
Helix Energy Solutions Group*	3,595	79,306
PBF Energy, Inc.	7,759	186,216
Stone Energy Corp.*	1,651	51,775

		751,345

FINANCIALS (35.8%)
Agree Realty Corp.	995	27,243
Alexander’s, Inc.	141	52,721
Ashford Hospitality Prime, Inc	2,853	43,451
Ashford Hospitality Trust, Inc.	7,045	72,000
Aspen Insurance Hldgs. Ltd.	2,611	111,672
BancFirst Corp.	1,898	118,739
Bank of Marin Bancorp	1,543	70,808
Banner Corp.	3,093	118,988
Brookline Bancorp, Inc.	11,712	100,138
Bryn Mawr Bank Corp.	3,428	97,115
Charter Financial Corp.	5,285	56,550
Chatham Lodging Trust	4,404	101,644
Chesapeake Lodging Trust	5,489	160,004
Columbia Banking System, Inc.	1,324	32,848
Customers Bancorp, Inc.*	4,288	77,012
Dime Community Bancshares	5,486	78,998
Eagle Bancorp, Inc.*	1,960	62,367
EastGroup Properties, Inc.	780	47,260
Ellington Financial LLC	10,170	225,977
Enterprise Financial Svcs. Corp.	3,581	59,874
Equity Lifestyle Properties, Inc.	2,177	92,218
FBR & Co.*	1,567	43,124
FelCor Lodging Trust, Inc.	18,511	173,263
First Connecticut Bancorp, Inc.	1,488	21,576
First Interstate BancSytem, Inc.	3,783	100,514
Flushing Financial Corp.	3,310	60,474
Forest City Enterprises, Inc. Cl A*	8,932	174,710
Glacier Bancorp, Inc.	5,375	138,998
Hanmi Financial Corp.	2,065	41,630

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Highwoods Properties, Inc.	3,607	140,312
Home Loan Servicing Solutions Ltd.	3,570	75,648
Investors Bancorp, Inc.	12,038	121,945
Janus Capital Group, Inc.	7,184	104,455
Marlin Business Svcs. Corp.	4,441	81,359
MB Financial, Inc.	3,142	86,971
Meadowbrook Insurance Group, Inc.	16,818	98,385
Northfield Bancorp, Inc.	8,576	116,805
OmniAmerican Bancorp, Inc.	944	24,535
Parkway Properties, Inc.	4,264	80,078
Pennsylvania REIT	5,169	103,070
PrivateBancorp, Inc.	4,488	134,236
ProAssurance Corp.	2,103	92,679
Prosperity Bancshares, Inc.	1,932	110,452
Select Income REIT	5,735	137,927
Selective Insurance Group, Inc.	2,941	65,114
Sovran Self Storage, Inc.	693	51,531
Stock Yards Bancorp, Inc.	4,416	132,922
SVB Financial Group*	1,956	219,248
Symetra Financial Corp.	9,112	212,583
Terreno Realty Corp.	3,452	65,001
The GEO Group, Inc.	2,541	97,117
UMB Financial Corp.	1,301	70,970
Urstadt Biddle Pptys., Inc. Cl A	2,791	56,657
ViewPoint Financial Group, Inc.	1,267	30,332

		5,072,248

HEALTH CARE (4.6%)
Albany Molecular Research, Inc*	650	14,346
Computer Programs & Systems, Inc.	1,891	108,714
Ensign Group, Inc.	898	31,250
Harvard Bioscience, Inc.*	14,315	58,548
Kindred Healthcare, Inc.	2,441	47,355
Pacific Biosciences of CA, Inc.*	7,050	34,616
QLT, Inc.*	20,339	91,932
Rigel Pharmaceuticals, Inc.*	6,802	13,196
Supernus Pharmaceuticals, Inc.*	10,674	92,757
TearLab Corp.*	9,149	31,107
Universal American Corp.*	5,458	43,882
Wright Medical Group, Inc.*	2,604	78,901

		646,604

INDUSTRIALS (14.2%)
Alaska Air Group, Inc.	3,878	168,848
AZZ, Inc.	4,018	167,832
Blount International, Inc.*	11,316	171,211
Deluxe Corp.	2,153	118,759
Encore Wire Corp.	3,639	134,971
EnPro Industries, Inc.*	2,181	132,016
Miller Industries, Inc.	8,627	145,796
Mueller Industries, Inc.	10,883	310,602
Old Dominion Freight Line, Inc.*	3,774	266,595
Orbital Sciences Corp.*	6,229	173,166
Steelcase, Inc.	5,622	91,020
Uti Worldwide, Inc.*	11,775	125,168

		2,005,984

INFORMATION TECHNOLOGY (9.7%)
Anixter International, Inc.	1,380	117,079
ARRIS Group, Inc.*	2,692	76,332
Blucora, Inc.*	3,679	56,068
CalAmp Corp.*	5,120	90,214
Emulex Corp.*	8,424	41,615
iGATE Corp.*	1,226	45,019
Imation Corp.*	11,526	34,002

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

LogMeIn, Inc.*	2,459	113,286
Microsemi Corp.*	2,656	67,489
MKS Instruments, Inc.	2,446	81,647
Monolithic Power Systems, Inc.	1,270	55,944
Nanometrics, Inc.*	3,764	56,836
Nova Measuring Instruments Ltd.*	4,569	49,345
Plexus Corp.*	1,172	43,282
Proofpoint, Inc.*	2,286	84,902
Richardson Electronics Ltd.	20,222	202,018
Semtech Corp.*	1,440	39,096
SYNNEX Corp.*	1,801	116,399

		1,370,573

MATERIALS (6.5%)
Boise Cascade Co.*	2,561	77,189
Crown Hldgs., Inc.*	3,744	166,683
Horsehead Hldg. Corp.*	5,192	85,824
Kaiser Aluminum Corp.	3,413	260,139
Kraton Performance Polymers, Inc.*	4,760	84,776
Schnitzer Steel Industries, Inc. Cl A	4,532	108,995
Silgan Hldgs., Inc.	2,788	131,036

		914,642

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.	3,153	78,983
IDT Corp. Cl B	2,930	47,056

		126,039

UTILITIES (5.5%)
Avista Corp.	5,382	164,312
Black Hills Corp.	1,398	66,936
Idacorp, Inc.	3,144	168,550
Northwest Natural Gas Co.	1,705	72,036
NorthWestern Corp.	1,655	75,071
PNM Resources, Inc.	4,616	114,985
Portland General Electric Co.	3,512	112,805

		774,695

TOTAL COMMON STOCKS (Cost: $11,742,271) 94.8%		13,398,460

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	89	10,991

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.1%		10,991

TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 3.5%		500,000

TOTAL INVESTMENTS (Cost: $12,251,091) 98.4%		13,909,451

OTHER NET ASSETS 1.6%		229,700

NET ASSETS 100.0%		$14,139,151

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.6%)
Aeropostale, Inc.*	13,079	43,030
American Axle & Mfg. Hldgs., Inc.*	2,851	47,811
Brunswick Corp.	945	39,822
Carmike Cinemas, Inc.*	2,728	84,513
Cooper Tire & Rubber Co.	2,750	78,925
Deckers Outdoor Corp.*	825	80,174
Diamond Resorts Int’l., Inc.*	5,055	115,052
Drew Industries, Inc.	1,433	60,458
Five Below, Inc.*	875	34,659
Haverty Furniture Cos., Inc.	3,943	85,918
Houghton Mifflin Harcourt Co.*	4,210	81,842
HSN, Inc.	1,087	66,709
Intrawest Resorts Hldgs., Inc.*	324	3,133
Popeyes Louisiana Kitchen, Inc.*	2,751	111,416
Red Robin Gourmet Burgers, Inc.*	2,075	118,068
Select Comfort Corp.*	3,651	76,379
Shutterfly, Inc.*	668	32,558
Sotheby’s	1,128	40,292
Steve Madden Ltd.*	2,883	92,919
The Men’s Wearhouse, Inc.	1,090	51,470

		1,345,148

CONSUMER STAPLES (2.8%)
Boston Beer Co., Inc. Cl A*	105	23,285
Darling Ingredients Inc.*	3,476	63,680
Spectrum Brands Hldgs., Inc.	940	85,098
TreeHouse Foods, Inc.*	971	78,166
Village Super Market, Inc. Cl A	2,115	48,180

		298,409

ENERGY (5.1%)
Basic Energy Services, Inc.*	2,125	46,091
Kodiak Oil & Gas Corp.*	5,975	81,081
Matador Resources Co.*	2,485	64,237
Sanchez Energy Corp.*	3,312	86,973
Synergy Resources Corp.*	4,461	54,380
Targa Resources Corp.	986	134,264
Western Refining, Inc.	1,940	81,461

		548,487

FINANCIALS (10.4%)
American Assets Trust, Inc.	1,921	63,335
Cousins Properties, Inc.	4,950	59,153
Health Insurance Innovations, Inc. Cl A*	3,634	39,211
Investors Bancorp, Inc.	6,385	64,680
iShares Micro-Cap ETF	937	65,131
iShares Russell 2000 ETF	1,285	140,515
iShares Russell 2000 Growth ETF	1,630	211,392
Primerica, Inc.	1,610	77,634
PS Business Parks, Inc.	744	56,648
Sabra Health Care REIT, Inc.	3,487	84,804
Silvercrest Asset Mgmt. Group, Inc. Cl A	4,051	55,175
Southwest Bancorp, Inc.	3,670	60,188
Starwood Property Trust, Inc.	2,617	57,469
Stifel Financial Corp.*	1,655	77,603

		1,112,938

HEALTH CARE (20.1%)
Abiomed, Inc.*	3,570	88,643
Acorda Therapeutics, Inc.*	1,267	42,926
Alnylam Pharmaceuticals, Inc.*	1,044	81,536
Anika Therapeutics, Inc.*	1,360	49,858

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Auxilium Pharmaceuticals, Inc.*	639	19,074
BioScrip, Inc.*	8,636	59,675
BioSpecifics Technologies Corp.*	1,486	52,456
Bruker Corp.*	2,379	44,047
Cepheid, Inc.*	1,236	54,421
Cubist Pharmaceuticals, Inc.*	1,494	99,112
Cyberonics, Inc.*	1,164	59,550
DexCom, Inc.*	2,577	103,054
Emergent Biosolutions, Inc.*	4,084	87,030
Ensign Group, Inc.	1,358	47,258
Exact Sciences Corp.*	4,420	85,660
GW Pharmaceuticals PLC ADR*	530	42,851
HeartWare International, Inc.*	372	28,878
Insulet Corp.*	2,052	75,616
Isis Pharmaceuticals, Inc.*	1,383	53,702
Karyopharm Therapeutics, Inc.*	1,010	35,289
Medicines Co.*	1,309	29,217
Medidata Solutions, Inc.*	825	36,539
MWI Veterinary Supply, Inc.*	557	82,659
Neogen Corp.*	1,205	47,598
Omeros Corp.*	3,796	48,285
Omnicell, Inc.*	2,650	72,425
Pacific Biosciences of CA, Inc.*	4,830	23,715
PAREXEL International Corp.*	1,670	105,360
Pharmacyclics, Inc.*	558	65,526
Repros Therapeutics, Inc.*	880	8,712
Rigel Pharmaceuticals, Inc.*	5,135	9,962
Seattle Genetics, Inc.*	954	35,470
Sorrento Therapeutics, Inc.*	2,485	11,232
Sunesis Pharmaceuticals, Inc.*	1,055	7,533
Supernus Pharmaceuticals, Inc.*	10,011	86,996
Synageva BioPharma Corp.*	618	42,506
Team Health Hldgs., Inc.*	1,225	71,038
TearLab Corp.*	4,769	16,215
WellCare Health Plans, Inc.*	960	57,926
Wright Medical Group, Inc.*	2,893	87,658

		2,157,208

INDUSTRIALS (14.4%)
Allegiant Travel Co.	701	86,686
Applied Industrial Technologies, Inc.	1,385	63,225
Astronics Corp. Cl B*	753	35,749
Astronics Corp.*	3,763	179,420
AZZ, Inc.	2,421	101,125
Corporate Executive Board Co.	1,307	78,511
EnPro Industries, Inc.*	1,570	95,032
Healthcare Svcs. Group, Inc.	1,955	55,933
Miller (Herman), Inc.	1,855	55,372
Mueller Water Product, Inc. Cl A	9,623	79,678
On Assignment, Inc.*	4,381	117,630
Raven Industries, Inc.	4,012	97,893
Saia, Inc.*	2,798	138,669
Sun Hydraulics Corp.	2,334	87,735
Teledyne Technologies, Inc.*	1,068	100,403
Trex Co., Inc.*	3,100	107,167
Uti Worldwide, Inc.*	6,140	65,268

		1,545,496

INFORMATION TECHNOLOGY (23.1%)
Anixter International, Inc.	919	77,968
ARRIS Group, Inc.*	3,899	110,556
Aspen Technology, Inc.*	1,122	42,322
Blackhawk Network Hldgs., Inc.*	1,500	48,600

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

CalAmp Corp.*	5,204	91,694
Cavium, Inc.*	2,583	128,453
CommVault Systems, Inc.*	1,421	71,618
comScore, Inc.*	3,001	109,266
Conversant, Inc.*	2,558	87,612
Cornerstone OnDemand, Inc.*	1,211	41,671
Electronics for Imaging, Inc.*	2,234	98,676
Euronet Worldwide, Inc.*	730	34,887
FEI Company	685	51,663
Guidewire Software, Inc.*	870	38,576
iGATE Corp.*	3,574	131,237
Imperva, Inc.*	3,648	104,807
Informatica Corp.*	1,388	47,525
LogMeIn, Inc.*	2,624	120,888
Manhattan Associates, Inc.*	1,500	50,130
MAXIMUS, Inc.	1,616	64,850
MaxLinear, Inc. Cl A*	9,925	68,284
Monolithic Power Systems, Inc.	2,563	112,900
Proofpoint, Inc.*	2,524	93,741
PTC, Inc.*	1,944	71,734
Qlik Technologies, Inc.*	4,198	113,514
Rogers Corp.*	1,918	105,030
Semtech Corp.*	2,565	69,640
Synaptics, Inc.*	1,150	84,180
Ultimate Software Group, Inc.*	500	70,755
Verint Systems, Inc.*	915	50,883
Web.com Group, Inc.*	1,005	20,060
WEX, Inc.*	585	64,537

		2,478,257

MATERIALS (4.8%)
A. Schulman, Inc.	2,005	72,501
Calgon Carbon Corp.*	2,830	54,845
CVR Partners LP	4,693	64,435
Fuller (H.B.) Co.	1,442	57,247
Horsehead Hldg. Corp.*	2,975	49,177
PolyOne Corp.	1,815	64,578
Resolute Forest Products*	5,496	85,957
U.S. Concrete, Inc.*	2,530	66,134

		514,874

TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	2,484	62,224
ORBCOMM, Inc.*	900	5,175

		67,399

UTILITIES (0.6%) NorthWestern Corp.	1,512	68,584

TOTAL COMMON STOCKS (Cost: $8,629,108) 94.5%		10,136,800

TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 4.7%		500,000

TOTAL INVESTMENTS (Cost: $9,129,108) 99.2%		10,636,800

OTHER NET ASSETS 0.8%		80,829

NET ASSETS 100.0%		$10,717,629

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.0%)
U.S. Treasury Strip	AA+	0.00	11/15/16	4,500,000	3,606,384
U.S. Treasury Strip	AA+	0.00	08/15/21	2,000,000	1,706,582
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	380,102
U.S. Treasury Strip	AA+	0.00	08/15/28	4,000,000	2,629,680
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,161,295

					11,484,043

U.S. GOVERNMENT AGENCIES (28.8%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	2.38	04/01/37	31,741	33,986
FHARM	AA+	2.38	09/01/39	57,241	60,770
FHARM	AA+	2.90	04/01/37	44,222	46,662
FHARM	AA+	5.24	02/01/36	41,126	43,609
FHARM	AA+	5.43	05/01/37	26,699	27,990
FHARM	AA+	5.77	03/01/37	16,113	17,232
FHLMC	AA+	2.50	09/01/27	408,361	412,515
FHLMC	AA+	3.00	06/01/27	219,367	225,888
FHLMC	AA+	3.00	08/01/27	362,075	372,838
FHLMC	AA+	3.00	11/01/42	299,038	296,693
FHLMC	AA+	3.00	04/01/43	385,398	382,835
FHLMC	AA+	3.50	01/01/43	459,780	469,858
FHLMC	AA+	4.00	02/01/25	70,666	75,123
FHLMC	AA+	4.00	03/01/41	294,597	310,577
FHLMC	AA+	4.00	07/01/41	282,500	299,056
FHLMC	AA+	4.00	06/01/42	336,995	355,275
FHLMC	AA+	4.00	06/01/42	366,736	386,629
FHLMC	AA+	4.00	11/01/42	313,638	331,065
FHLMC	AA+	4.50	03/01/34	127,103	137,381
FHLMC	AA+	4.50	08/01/34	67,141	72,837
FHLMC	AA+	4.50	08/15/35	66,936	72,989
FHLMC	AA+	5.00	02/01/26	30,170	33,206
FHLMC	AA+	5.00	10/01/40	517,379	572,341
FHLMC	AA+	5.24	02/01/44	343,966	373,195
FHLMC	AA+	5.50	03/01/21	40,411	43,889
FHLMC	AA+	5.50	07/01/32	51,402	57,358
FHLMC	AA+	5.50	05/01/33	57,530	64,298
FHLMC	AA+	5.50	06/01/37	152,915	171,514
FHLMC	AA+	6.00	07/15/29	39,352	43,900
FHLMC	AA+	6.00	03/15/32	41,610	45,487
FHLMC Strip	AA+	3.00	01/15/43	453,033	448,115
FNMA	AA+	2.42	05/01/43	451,383	448,809
FNMA	AA+	3.00	09/01/29	400,000	413,364
FNMA	AA+	3.00	06/01/33	456,018	463,053
FNMA	AA+	3.00	09/01/33	328,037	333,098
FNMA	AA+	3.00	12/01/42	434,355	425,168
FNMA	AA+	3.00	02/01/43	251,978	248,748
FNMA	AA+	3.00	03/01/43	211,525	209,807
FNMA	AA+	3.50	03/25/28	326,556	334,843
FNMA	AA+	3.50	03/01/32	401,002	418,454
FNMA	AA+	3.50	08/01/38	336,851	345,986
FNMA	AA+	3.50	10/01/41	308,558	316,541
FNMA	AA+	3.50	12/01/41	385,605	395,580
FNMA	AA+	3.50	04/01/42	449,698	460,523
FNMA	AA+	3.50	04/01/42	443,194	455,387
FNMA	AA+	3.50	08/01/42	477,903	489,369
FNMA	AA+	3.50	10/01/42	373,260	382,217
FNMA	AA+	3.50	01/01/44	193,250	195,907
FNMA	AA+	4.00	05/01/19	51,798	54,887
FNMA	AA+	4.00	07/25/26	464,402	493,740
FNMA	AA+	4.00	01/01/31	216,100	231,026
FNMA	AA+	4.00	11/01/40	306,999	323,969
FNMA	AA+	4.00	05/01/41	259,392	273,485
FNMA	AA+	4.00	08/01/42	418,781	442,469
FNMA	AA+	4.50	05/01/18	18,556	19,596
FNMA	AA+	4.50	05/01/19	22,956	24,289
FNMA	AA+	4.50	05/01/30	127,070	138,340

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FNMA	AA+	4.50	04/01/31	158,615	172,655
FNMA	AA+	4.50	08/01/33	53,421	57,850
FNMA	AA+	4.50	08/01/33	27,278	29,517
FNMA	AA+	4.50	09/01/33	142,148	153,862
FNMA	AA+	4.50	05/01/34	30,443	32,943
FNMA	AA+	4.50	06/01/34	47,057	50,969
FNMA	AA+	4.50	08/01/35	89,165	96,551
FNMA	AA+	4.50	12/01/35	76,964	83,163
FNMA	AA+	4.50	05/01/39	113,754	123,741
FNMA	AA+	4.50	05/01/39	180,240	196,398
FNMA	AA+	4.50	05/01/40	134,478	145,394
FNMA	AA+	5.00	04/01/18	33,366	35,233
FNMA	AA+	5.00	09/01/18	26,228	27,810
FNMA	AA+	5.00	10/01/20	51,118	54,215
FNMA	AA+	5.00	06/01/33	104,867	115,995
FNMA	AA+	5.00	09/01/33	85,283	94,335
FNMA	AA+	5.00	10/01/33	101,658	113,012
FNMA	AA+	5.00	11/01/33	140,322	155,233
FNMA	AA+	5.00	03/01/34	25,816	28,555
FNMA	AA+	5.00	04/01/34	42,314	47,074
FNMA	AA+	5.00	04/01/34	19,424	21,478
FNMA	AA+	5.00	04/01/35	58,577	65,094
FNMA	AA+	5.00	06/01/35	36,425	40,264
FNMA	AA+	5.00	09/01/35	53,145	58,616
FNMA	AA+	5.00	11/25/35	150,453	160,669
FNMA	AA+	5.00	10/01/36	56,946	62,901
FNMA	AA+	5.00	05/01/39	166,893	184,764
FNMA	AA+	5.00	06/01/40	128,377	142,152
FNMA	AA+	5.50	04/01/17	1,281	1,355
FNMA	AA+	5.50	05/01/17	721	763
FNMA	AA+	5.50	06/01/17	2,781	2,945
FNMA	AA+	5.50	09/01/19	14,890	15,920
FNMA	AA+	5.50	08/01/25	47,073	53,091
FNMA	AA+	5.50	01/01/27	21,012	23,510
FNMA	AA+	5.50	09/01/33	36,060	40,660
FNMA	AA+	5.50	10/01/33	129,455	146,589
FNMA	AA+	5.50	03/01/34	13,790	15,481
FNMA	AA+	5.50	03/01/34	37,113	42,030
FNMA	AA+	5.50	07/01/34	39,090	43,884
FNMA	AA+	5.50	09/01/34	151,225	169,772
FNMA	AA+	5.50	09/01/34	147,129	165,501
FNMA	AA+	5.50	09/01/34	22,268	24,993
FNMA	AA+	5.50	10/01/34	25,384	28,513
FNMA	AA+	5.50	02/01/35	62,765	71,032
FNMA	AA+	5.50	02/01/35	41,245	46,306
FNMA	AA+	5.50	04/01/35	67,183	75,436
FNMA	AA+	5.50	08/01/35	85,199	94,832
FNMA	AA+	5.50	11/01/35	66,582	74,820
FNMA	AA+	5.50	06/01/37	75,643	84,872
FNMA	AA+	5.50	11/01/38	29,585	32,016
FNMA	AA+	5.50	06/01/48	36,893	39,887
FNMA	AA+	6.00	04/01/23	39,979	45,139
FNMA	AA+	6.00	01/01/25	96,159	108,566
FNMA	AA+	6.00	03/01/28	49,247	55,925
FNMA	AA+	6.00	04/01/32	6,758	7,635
FNMA	AA+	6.00	04/01/32	5,768	6,555
FNMA	AA+	6.00	05/01/32	8,440	9,650
FNMA	AA+	6.00	05/01/33	107,910	121,868
FNMA	AA+	6.00	09/01/34	63,043	72,521
FNMA	AA+	6.00	10/01/34	91,253	104,175
FNMA	AA+	6.00	11/01/34	12,278	13,868
FNMA	AA+	6.00	12/01/36	53,778	61,577
FNMA	AA+	6.00	01/01/37	50,618	57,990
FNMA	AA+	6.00	05/01/37	14,991	16,405
FNMA	AA+	6.00	07/01/37	25,040	28,271
FNMA	AA+	6.00	08/01/37	34,301	38,790
FNMA	AA+	6.00	12/01/37	10,043	11,339
FNMA	AA+	6.00	10/25/44	91,154	105,423
FNMA	AA+	6.00	02/25/47	88,040	99,223

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FNMA	AA+	6.00	12/25/49	88,004	98,484
FNMA	AA+	6.50	09/01/16	553	569
FNMA	AA+	6.50	03/01/17	2,339	2,429
FNMA	AA+	6.50	05/01/17	544	551
FNMA	AA+	6.50	06/01/17	10,868	11,310
FNMA	AA+	6.50	05/01/32	8,421	9,533
FNMA	AA+	6.50	05/01/32	5,160	5,841
FNMA	AA+	6.50	07/01/32	4,348	4,922
FNMA	AA+	6.50	07/01/34	38,213	43,569
FNMA	AA+	6.50	09/01/34	33,392	37,807
FNMA	AA+	6.50	09/01/36	17,704	19,488
FNMA	AA+	6.50	05/01/37	46,714	54,724
FNMA	AA+	6.50	09/01/37	24,137	28,691
FNMA	AA+	6.50	05/01/38	26,924	32,029
FNMA	AA+	7.00	09/01/31	5,169	5,859
FNMA	AA+	7.00	04/01/32	12,853	15,381
FNMA	AA+	7.00	01/25/44	125,566	142,727
FNMA	AA+	7.50	06/01/31	2,674	3,139
FNMA	AA+	7.50	02/01/32	6,767	7,898
FNMA	AA+	7.50	06/01/32	2,436	2,884
FNMA	AA+	8.00	04/01/32	554	602
FNMA Strip	AA+	3.00	08/25/42	399,989	393,317
GNMA (4)	AA+	3.50	09/20/33	154,337	159,825
GNMA (4)	AA+	3.50	01/20/37	92,743	94,857
GNMA (4)	AA+	4.00	08/15/41	290,958	311,031
GNMA (4)	AA+	4.00	11/15/41	122,978	131,915
GNMA (4)	AA+	4.00	01/15/42	401,716	426,927
GNMA (4)	AA+	4.00	03/20/42	276,441	293,450
GNMA (4)	AA+	4.50	04/20/31	246,134	269,978
GNMA (4)	AA+	4.50	10/15/40	269,648	296,467
GNMA (4)	AA+	4.50	06/20/41	238,552	259,799
GNMA (4)	AA+	4.50	10/20/43	283,441	311,840
GNMA (4)	AA+	5.00	10/15/24	286,914	320,446
GNMA (4)	AA+	5.00	04/15/39	215,879	240,126
GNMA (4)	AA+	5.00	06/20/39	259,894	281,034
GNMA (4)	AA+	5.00	11/15/39	169,557	187,450
GNMA (4)	AA+	5.00	06/20/40	261,627	289,053
GNMA (4)	AA+	5.50	01/15/36	91,670	102,397
GNMA (4)	AA+	6.50	04/15/31	1,104	1,257
GNMA (4)	AA+	6.50	10/15/31	5,402	6,255
GNMA (4)	AA+	6.50	12/15/31	1,541	1,747
GNMA (4)	AA+	6.50	05/15/32	2,240	2,540
GNMA (4)	AA+	7.00	05/15/31	4,470	5,189
GNMA (4)	AA+	7.00	05/15/32	851	965
GNMA (4)	AA+	7.00	10/20/38	5,053	5,718
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	212,805	236,412

					24,591,769

NON-MORTGAGE-BACKED OBLIGATIONS (1.0%)
FHLMC	AA+	0.00	11/29/19	500,000	438,238
FNMA	AA+	0.00	10/09/19	500,000	443,467

					881,705

CORPORATE DEBT (57.5%)

CONSUMER DISCRETIONARY (8.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	50,000	52,543
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	394,380
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	264,998
Brinker International, Inc.	BBB-	3.88	05/15/23	50,000	49,090
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	357,318
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	250,000	253,750
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	343,431
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	415,170
Home Depot, Inc.	A	5.40	03/01/16	250,000	266,605
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	336,774
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	145,218
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	259,882
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	354,390
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	409,590
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	375,229
NVR, Inc.	BBB	3.95	09/15/22	400,000	404,573

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	357,767
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	50,736
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	375,975
Staples, Inc.	BBB-	4.38	01/12/23	400,000	397,706
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	424,765
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	272,747
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	394,128
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	407,000

					7,363,765

CONSUMER STAPLES (3.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	357,270
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	273,743
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	360,879
Hershey Co.	A	4.85	08/15/15	250,000	259,928
Ingredion, Inc.	BBB	4.63	11/01/20	300,000	321,358
Kroger Co.	BBB	4.95	01/15/15	250,000	253,231
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	450,000	452,144
Safeway, Inc.	BBB	3.95	08/15/20	300,000	301,054
Sysco Corp.	A	2.60	06/12/22	275,000	263,680

					2,843,287

ENERGY (5.2%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	374,425
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	250,000	258,348
Energen Corp.	BB	4.63	09/01/21	400,000	392,089
EQT Corp.	BBB	4.88	11/15/21	400,000	437,061
FMC Technologies, Inc.	BBB	2.00	10/01/17	400,000	403,086
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	253,438
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	334,186
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	304,718
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,214
Noble Corp.	BBB+	7.50	03/15/19	250,000	288,334
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	415,547
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	276,250
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	250,338
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	108,871
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	264,707

					4,611,612

FINANCIALS (14.8%)
Aflac, Inc.	A	4.00	02/15/22	300,000	318,103
Alleghany Corp.	BBB	5.63	09/15/20	350,000	392,158
American Tower Corp.	BBB-	4.50	01/15/18	400,000	427,008
Bank of America Corp.	A-	3.70	09/01/15	250,000	256,702
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	405,100
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	300,345
Block Financial LLC	BBB	5.13	10/30/14	250,000	250,756
Block Financial LLC	BBB	5.50	11/01/22	150,000	161,502
Boston Properties LP	A-	3.85	02/01/23	300,000	306,529
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	434,778
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	274,564
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	227,521
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	107,317
First Republic Bank	A-	2.38	06/17/19	400,000	399,234
Genworth Hldgs., Inc.	BBB-	7.20	02/15/21	250,000	294,438
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	307,545
Government Pptys. Income Trust	BBB-	3.75	08/15/19	100,000	100,689
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	300,000	308,307
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	112,906
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	103,768
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	49,365
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	289,135
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	389,219
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	421,039
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	408,600
Lincoln National Corp.	A-	4.85	06/24/21	100,000	110,463
Markel Corp.	BBB	5.35	06/01/21	200,000	223,596
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	350,000	385,426
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	263,618
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	112,577
Morgan Stanley	A-	4.00	07/24/15	250,000	256,636

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

National Retail Pptys., Inc.	BBB+	3.30	04/15/23	150,000	145,025
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	254,944
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	257,248
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	358,714
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	416,754
Protective Life Corp.	A-	7.38	10/15/19	310,000	379,088
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	108,628
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	259,882
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	366,772
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	425,907
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	384,036
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	257,217
Simon Property Group LP	A	2.80	01/30/17	350,000	361,999
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	107,023
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	300,000	326,618
Vornado Realty LP	BBB	4.25	04/01/15	300,000	302,747

					13,111,546

HEALTH CARE (6.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	435,052
Allergan, Inc.	A+	5.75	04/01/16	250,000	266,691
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	221,503
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	425,661
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	290,135
CIGNA Corp.	A	2.75	11/15/16	250,000	258,404
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	400,000	406,542
Hospira, Inc.	BBB-	6.05	03/30/17	350,000	382,285
Laboratory Corp. of America	BBB+	3.75	08/23/22	400,000	404,570
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	399,696
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	400,493
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	430,837
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	431,926
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	435,776
WellPoint, Inc.	A-	4.35	08/15/20	250,000	269,823

					5,459,394

INDUSTRIALS (5.0%)
Crane Co.	BBB	2.75	12/15/18	425,000	432,581
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	413,570
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	393,547
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	248,918
Harsco Corp.	BB+	5.75	05/15/18	400,000	429,000
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	400,524
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	377,917
Pentair PLC	BBB	5.00	05/15/21	350,000	385,061
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	376,973
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	250,000
Textron, Inc.	BBB-	4.63	09/21/16	250,000	266,083
URS Corp.	BBB-	5.00	04/01/22	400,000	405,409

					4,379,583

INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	439,634
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	413,171
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	440,031
Fiserv, Inc.	BBB	4.75	06/15/21	400,000	440,710
Ingram Micro, Inc.	BBB-	5.00	08/10/22	125,000	130,397
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	299,480
Lexmark International, Inc.	BBB-	5.13	03/15/20	50,000	52,634
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	392,889
Symantec Corp.	BBB	4.20	09/15/20	400,000	413,875
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	414,280
Total System Services, Inc.	BBB+	3.75	06/01/23	400,000	391,789
Western Union Co.	BBB	5.93	10/01/16	400,000	436,143

					4,265,033

MATERIALS (6.6%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	429,063
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	452,490
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	410,530
Domtar Corp.	BBB-	4.40	04/01/22	400,000	407,276
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	267,506
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	390,858

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Geon Co.	BBB-	7.50	12/15/15	250,000	268,750
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	398,937
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	310,483
Kinross Gold Corp.	BBB-	5.13	09/01/21	100,000	101,791
Lubrizol Corp.	AA	5.50	10/01/14	250,000	250,000
Methanex Corp.	BBB-	3.25	12/15/19	400,000	406,089
Newmont Mining Corp.	BBB	3.50	03/15/22	400,000	370,882
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	254,897
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	158,647
Southern Copper Corp.	BBB	3.50	11/08/22	400,000	385,412
Teck Resources Ltd.	BBB		01/15/22	350,000	359,787
Vulcan Materials Co.	BB+	5.93	06/15/18	200,000	222,000

					5,845,398

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	251,875
Verizon Communications, Inc.	BBB+	4.50	09/15/20	200,000	216,371

					468,246

UTILITIES (2.9%)
Constellation Energy	BBB-	5.15	12/01/20	250,000	276,790
Duke Energy Progress, Inc.	A	5.25	12/15/15	250,000	263,736
Entergy Corp.	BBB-	5.13	09/15/20	400,000	439,454
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	154,586
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	233,125
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	375,013
PPL Energy Supply LLC	BB	4.60	12/15/21	150,000	142,070
PPL Energy Supply LLC	BB	5.70	10/15/15	250,000	259,408
SCANA Corp.	BBB	4.13	02/01/22	400,000	412,681

					2,556,863

TOTAL LONG-TERM DEBT SECURITIES (Cost: $85,485,313) 99.3%					87,862,244

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Precision Castparts Corp.†	A-1	0.10	10/03/14	400,000	399,998

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,998) 0.5%					399,998

TEMPORARY CASH INVESTMENTS (2) (Cost: $281,800) 0.3%					281,800

TOTAL INVESTMENTS (Cost: $86,167,111) 100.1%					88,544,042

OTHER NET ASSETS -0.1%					(114,482)

NET ASSETS 100.0%					$88,429,560

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.1%)
FHLB	A-1+	0.09	10/15/14	1,300,000	1,299,957
FHLB	A-1+	0.02	11/26/14	1,000,000	999,969

					2,299,926

COMMERCIAL PAPER (90.5%)
Abbott Laboratories†	A-1+	0.10	10/24/14	1,400,000	1,399,911
Air Products & Chemicals†	A-1	0.09	11/18/14	1,400,000	1,399,832
Apple, Inc.†	A-1+	0.09	10/29/14	1,000,000	999,930
Apple, Inc.†	A-1+	0.09	10/16/14	400,000	399,985
Baker Hughes, Inc.†	A-1	0.04	10/07/14	1,500,000	1,499,990
Chevron Corp.†	A-1+	0.10	12/09/14	1,400,000	1,399,711
Coca-Cola Co.†	A-1+	0.10	12/02/14	400,000	399,919
Emerson Electric Co.†	A-1	0.10	11/24/14	1,100,000	1,099,855
Emerson Electric Co.†	A-1	0.14	12/18/14	400,000	399,879
General Re Corp.	A-1+	0.11	12/09/14	1,000,000	999,774
Google, Inc.†	A-1+	0.10	11/12/14	840,000	839,902
Honeywell International†	A-1	0.10	11/04/14	1,400,000	1,399,868
Int’l. Business Machines Corp.†	A-1	0.10	12/09/14	1,400,000	1,399,711
J.P. Morgan Securities LLC	A-1	0.15	10/16/14	1,500,000	1,499,906
Medtronic, Inc.†	A-1+	0.10	10/14/14	950,000	949,966
Medtronic, Inc.†	A-1+	0.09	10/14/14	500,000	499,984
National Rural Utilities	A-1	0.09	10/16/14	1,100,000	1,099,959
National Rural Utilities	A-1	0.09	10/24/14	500,000	499,971
Nestle Capital Corp.†	A-1+	0.09	10/08/14	1,400,000	1,399,975
New Jersey Natural Gas	A-1	0.11	10/14/14	900,000	899,964
New Jersey Natural Gas	A-1	0.09	10/03/14	500,000	499,998
Piedmont Natural Gas Co.†	A-1	0.13	10/06/14	780,000	779,986
Piedmont Natural Gas Co.†	A-1	0.10	10/01/14	620,000	620,000
Precision Castparts Corp.†	A-1	0.10	10/03/14	1,000,000	999,994
Precision Castparts Corp.†	A-1	0.10	10/06/14	500,000	499,993
Private Export Funding Corp.†	A-1	0.14	11/20/14	1,400,000	1,399,728
Procter & Gamble Co.†	A-1+	0.10	10/29/14	1,400,000	1,399,891
Questar Corp.†	A-1	0.09	10/06/14	1,400,000	1,399,983
Sysco Corp.†	A-1	0.06	10/01/14	1,500,000	1,499,998
Toyota Motor Credit Corp.	A-1+	0.13	11/18/14	1,400,000	1,399,757
Washington Gas Light Co.	A-1	0.08	10/07/14	800,000	799,989
Washington Gas Light Co.	A-1	0.10	10/01/14	650,000	650,000
Wisconsin Gas Co.	A-1	0.11	10/10/14	1,500,000	1,499,959

					33,937,268

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $36,237,243) 96.6%					36,237,194

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,274,600) 3.4%					1,274,600

TOTAL INVESTMENTS (Cost: $37,511,843) 100.0%					37,511,794

OTHER NET ASSETS -0.0% (5)					(90)

NET ASSETS 100.0%					$37,511,704

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,818,611	2.1%
MONEY MARKET FUND	$24,087,991	64.2%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	December 2014	$491,375	($2,834)	1.9%
EQUITY INDEX FUND	39	E-mini S&P 500 Stock Index	P	December 2014	$3,832,725	($21,951)	4.2%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	December 2014	$1,501,940	($58,277)	3.0%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2014 was 0.15%.
(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2014 was 0.10%.
(4)	U.S. Government guaranteed security.
(5)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2014:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$15,269,256	-	-	$15,269,256
Common Stock - Active	$9,636,871	-	-	$9,636,871
Convertible Preferred Stock - Active	$12,349	-	-	$12,349
Short-Term Debt Securities - Indexed	-	$99,998	-	$99,998
Temporary Cash Investments	-	$635,500	-	$635,500
	$24,918,476	$735,498	-	$25,653,974

Equity Index Fund
Common Stock	$88,055,487	-	-	$88,055,487
Short-Term Debt Securities	-	$2,999,552	-	$2,999,552
Temporary Cash Investments	-	$689,600	-	$689,600
	$88,055,487	$3,689,152	-	$91,744,639

Mid-Cap Equity Index Fund
Common Stock	$48,070,406	-	-	$48,070,406
Short-Term Debt Securities	-	$999,854	-	$999,854
Temporary Cash Investments	-	$623,400	-	$623,400
	$48,070,406	$1,623,254	-	$49,693,660

Small Cap Value Fund
Common Stock	$13,398,460	-	-	$13,398,460
Convertible Preferred Stock	$10,991	-	-	$10,991
Temporary Cash Investments	-	$500,000	-	$500,000
	$13,409,451	$500,000	-	$13,909,451

Small Cap Growth Fund
Common Stock	$10,136,800	-	-	$10,136,800
Temporary Cash Investments	-	$500,000	-	$500,000
	$10,136,800	$500,000	-	$10,636,800

Bond Fund
U.S. Government Debt	-	$11,484,043	-	$11,484,043
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$24,591,769	-	$24,591,769
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$881,705	-	$881,705
Long-Term Corporate Debt	-	$50,904,727	-	$50,904,727
Short-Term Debt Securities	-	$399,998	-	$399,998
Temporary Cash Investments	-	$281,800	-	$281,800
	-	$88,544,042	-	$88,544,042

Money Market Fund
U.S. Government Agency Short-Term Debt	-	$2,299,926	-	$2,299,926
Commercial Paper	-	$33,937,268	-	$33,937,268
Temporary Cash Investments	-	$1,274,600	-	$1,274,600
	-	$37,511,794	-	$37,511,794
Other Financial Instruments:*
All America Fund	($2,834)	—	—	($2,834)
Equity Index Fund	($21,951)	—	—	($21,951)
Mid-Cap Equity Index Fund	($58,277)	—	—	($58,277)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the nine months ended September 30, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2014 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$7,827,957	$32,218,063	$14,389,992	$2,320,489
Unrealized Depreciation	(793,125)	(1,565,589)	(2,373,384)	(684,603)

Net	$7,034,832	$30,652,474	$12,016,608	$1,635,886

Tax Cost of Investments	$18,619,142	$61,092,165	$37,677,052	$12,273,565

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,934,355	$2,952,330	$20

Unrealized Depreciation	(438,091)	(575,399)	(69)

Net	$1,496,264	$2,376,931	$(49)

Tax Cost of Investments	$9,140,536	$86,167,111	$37,511,843

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 19, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 19, 2014